UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 9

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2012

Date of reporting period:	4/30/2012

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL INTERNATIONAL REAL ESTATE FUND

SEMIANNUAL REPORT • APRIL 30, 2012

Fund Type

Sector Stock

Objective

To seek capital appreciation and income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

June 15, 2012

Dear Shareholder:

After an extraordinary career at Prudential, Judy Rice retired at the end of 2011 as President of Prudential Investments and President and Trustee of the Prudential International Real Estate Fund (the Fund). While she will remain as Chairman of Prudential Investments until the end of 2012, I was named to succeed her as President of Prudential Investments and President and Trustee of the Fund effective January 1, 2012. I previously served as Executive Vice President of Retail Mutual Fund Distribution for Prudential Investments for the past six years.

Since this is my first letter to shareholders, I would like to recognize Judy for the significant contributions she made in building the Prudential Investments fund family and her unflagging commitment to helping investors like you meet the challenges of a rapidly changing investment environment. My goal is to build on Judy’s accomplishments, with a particular focus on delivering the solutions you need to address your financial goals.

I hope you find the semiannual report for the Fund informative. We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio, including stock and bond mutual funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial professional can help you create a diversified investment plan that reflects your personal investor profile and risk tolerance. Keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets. We encourage you to call your financial professional before making any investment decision.

Prudential Investments provides a wide range of mutual funds to choose from that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of Prudential Financial’s affiliated asset managers. Thank you for choosing the Prudential Investments family of mutual funds.

Sincerely,

Stuart S. Parker, President

Prudential International Real Estate Fund

Prudential International Real Estate Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A shares have a maximum initial sales charge of 5.50%. Gross operating expenses: Class A, 2.81%; Class B, 3.62%; Class C, 3.55%; Class Z, 2.57%. Net operating expenses: Class A, 1.60%; Class B, 2.35%; Class C, 1.60%; Class Z, 1.35%, after contractual reduction through 2/28/2013.

Cumulative Total Returns (Without Sales Charges) as of 4/30/12
	Six Months	One Year	Since Inception
Class A	5.24%	–7.89%	–3.29%
Class B	5.00	–9.13	–4.77
Class C	5.24	–8.72	–4.34
Class Z	5.57	–8.19	–3.51
FTSE EPRA/NAREIT Developed ex-U.S. Net Index	6.17	–6.53	–1.61
Lipper Equity International Real Estate Funds Average	8.40	–8.28	–3.30

Average Annual Total Returns (With Sales Charges) as of 3/31/12
		One Year	Since Inception
Class A		–10.29%	–7.50%
Class B		–10.90	–7.32
Class C		–6.93	–4.15
Class Z		–5.39	–3.49
FTSE EPRA/NAREIT Developed ex-U.S. Net Index		–4.05	–2.66
Lipper Equity International Real Estate Funds Average		–5.19	–3.69

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception date: 12/21/10

The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are not subject to a front-end sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares

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are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a 12b-1 fee or a sales charge. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

FTSE EPRA/NAREIT Developed ex-U.S. Net Index

The Financial Times Stock Exchange European Public Real Estate Association/National Association of Real Estate Investment Trusts (FTSE EPRA/NAREIT) Developed ex-U.S. Net Total Return Index is an unmanaged index that tracks the performance of listed REITs and real estate companies globally, excluding the U.S.

Lipper Equity International Real Estate Funds Average

Funds in the Lipper Equity International Real Estate Funds Average invest at least 75% of their equity portfolios in shares of companies engaged in the real estate industry that are strictly outside of the U.S. or whose securities are principally traded outside of the U.S.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/12
Westfield Group, REIT, Retail REITs	5.6%
Sun Hung Kai Properties Ltd., Diversified Real Estate Activities	4.8
Mitsui Fudosan Co. Ltd., Diversified Real Estate Activities	4.2
Mitsubishi Estate Co. Ltd., Diversified Real Estate Activities	4.1
Unibail-Rodamco, REIT, Retail REITs	3.8

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/12
Diversified Real Estate Activities	27.9%
Retail REITs	23.5
Diversified REITs	11.7
Real Estate Operating Companies	11.3
Office REITs	4.9

Industry weightings reflect only long-term investments and are subject to change.

Prudential International Real Estate Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2011, at the beginning of the period, and held through the six-month period ended April 30, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

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expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential International Real Estate Fund		Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,052.40	1.60%	$8.16
	Hypothetical	$1,000.00	$1,016.91	1.60%	$8.02

Class B	Actual	$1,000.00	$1,050.00	2.35%	$11.98
	Hypothetical	$1,000.00	$1,013.18	2.35%	$11.76

Class C	Actual	$1,000.00	$1,052.40	1.60%	$8.16
	Hypothetical	$1,000.00	$1,016.91	1.60%	$8.02

Class Z	Actual	$1,000.00	$1,055.70	1.35%	$6.90
	Hypothetical	$1,000.00	$1,018.15	1.35%	$6.77

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2012, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

Prudential International Real Estate Fund	5

Portfolio of Investments

as of April 30, 2012 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 94.7%
COMMON STOCKS 94.6%

Australia 14.9%
84,500	CFS Retail Property Trust, REIT	$169,486
35,200	Charter Hall Retail, REIT	121,399
195,800	Dexus Property Group, REIT	190,753
53,500	FKP Property Group	28,151
57,240	Goodman Group, REIT	214,708
72,600	GPT Group, REIT	247,361
54,075	Investa Office Fund, REIT	153,817
68,100	Stockland, REIT	219,966
83,600	Westfield Group, REIT	804,868

		2,150,509

Belgium 0.4%
515	Cofinimmo, REIT	62,206

Brazil 1.8%
6,073	BR Malls Participacoes SA	75,062
20,064	Brookfield Incorporacoes SA	52,946
3,162	Multiplan Empreendimentos Imobiliarios SA	74,482
22,105	PDG Realty SA Empreendimentos e Participacoes(a)	51,953

		254,443

Canada 9.6%
5,441	Boardwalk Real Estate Investment Trust, REIT	323,921
15,581	Brookfield Office Properties, Inc.	282,172
11,300	Canadian Apartment Properties, REIT	265,728
15,800	Chartwell Seniors Housing Real Estate Investment Trust, REIT	149,067
13,400	RioCan Real Estate Investment Trust, REIT	368,149

		1,389,037

Finland 1.2%
21,519	Citycon Oyj	71,212
26,207	Sponda Oyj	105,111

		176,323

France 6.4%
386	Fonciere des Regions, REIT	29,916
739	ICADE, REIT(a)	62,342
8,677	Klepierre, REIT	274,738
95	Societe de la Tour Eiffel, REIT	4,948

See Notes to Financial Statements.

Prudential International Real Estate Fund	7

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

France (cont’d.)
2,955	Unibail-Rodamco, REIT	$552,307

		924,251

Germany 1.3%
5,315	DIC Asset AG	49,494
3,304	GSW Immobilien AG(a)	109,972
5,186	Prime Office REIT-AG, REIT(a)	27,980

		187,446

Hong Kong 18.7%
155,000	China Overseas Land & Investment Ltd.	336,025
75,000	Hang Lung Properties Ltd.	277,432
34,000	Henderson Land Development Co. Ltd.	193,694
17,000	Hysan Development Co. Ltd.	77,017
8,500	Kerry Properties Ltd.	38,837
67,000	Link (The), REIT	278,927
212,000	New World China Land Ltd.	65,305
102,000	New World Development Co. Ltd.	127,128
82,400	Sino Land Co. Ltd.	142,314
58,000	Sun Hung Kai Properties Ltd.	699,709
65,000	Wharf Holdings Ltd. (The)	387,890
23,000	Wheelock & Co. Ltd.	77,668

		2,701,946

Italy 0.5%
132,700	Beni Stabili SpA, REIT	73,599

Japan 16.0%
5,200	AEON Mall Co. Ltd.	115,997
100	Daito Trust Construction Co. Ltd.	9,031
5,000	Daiwa House Industry Co. Ltd.	64,755
7	Frontier Real Estate Investment Corp., REIT	59,356
33,000	Mitsubishi Estate Co. Ltd.	588,577
33,000	Mitsui Fudosan Co. Ltd.	610,484
8	Nippon Accommodations Fund, Inc., REIT	53,006
22	Nippon Building Fund, Inc., REIT	209,694
9,900	Nomura Real Estate Holdings, Inc.	174,465
31	NTT Urban Development Corp.	23,957
17,000	Sumitomo Realty & Development Co. Ltd.	409,669

		2,318,991

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Netherlands 3.6%
1,940	Corio NV, REIT	$86,823
4,854	Eurocommercial Properties NV, REIT	170,140
2,009	VastNed Retail NV, REIT	98,714
2,317	Wereldhave NV, REIT	163,011

		518,688

Norway 0.7%
71,891	Norwegian Property ASA	106,776

Singapore 8.9%
65,000	Ascendas Real Estate Investment Trust, REIT	109,253
34,000	Cache Logistics Trust, REIT	28,436
58,000	Capitaland Ltd.	137,794
43,000	CapitaMall Trust, REIT	62,545
21,000	CDL Hospitality Trusts, REIT	32,073
24,000	City Developments Ltd.	196,655
58,000	Global Logistic Properties Ltd.(a)	96,549
55,000	Hongkong Land Holdings Ltd.	341,550
167,250	K-REIT Asia, REIT	135,152
31,000	Keppel Land Ltd.	79,410
55,000	Mapletree Commercial Trust, REIT	40,444
38,880	Mapletree Industrial Trust, REIT	35,503

		1,295,364

Sweden 0.5%
20,831	Klovern AB	72,832

United Kingdom 10.1%
12,017	Atrium European Real Estate Ltd.	58,537
11,433	Big Yellow Group PLC, REIT	54,996
35,950	British Land Co. PLC, REIT	285,532
2,797	Derwent London PLC, REIT	79,074
7,674	Great Portland Estates PLC, REIT	44,847
51,476	Hammerson PLC, REIT	348,865
33,717	Land Securities Group PLC, REIT	398,084
54,831	SEGRO PLC, REIT	196,747

		1,466,682

	TOTAL COMMON STOCKS (cost $13,793,950)	13,699,093

See Notes to Financial Statements.

Prudential International Real Estate Fund	9

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

PREFERRED STOCK 0.1%

Sweden 0.1%
495	Klovern AB (PRFC) (cost $10,736)	$10,181

	TOTAL LONG-TERM INVESTMENTS (cost $13,804,686)	13,709,274

SHORT-TERM INVESTMENT 5.1%

AFFILIATED MONEY MARKET MUTUAL FUND
745,072	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $745,072)(b)	745,072

	TOTAL INVESTMENTS 99.8% (cost $14,549,758; Note 5)	14,454,346
	Other assets in excess of liabilities 0.2%	26,181

	NET ASSETS 100%	$14,480,527

The following abbreviations are used in the Portfolio descriptions:

PRFC—Preference Shares

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

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The following is a summary of the inputs used as of April 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$2,150,509	$—	$—
Belgium	62,206	—	—
Brazil	254,443	—	—
Canada	1,389,037	—	—
Finland	176,323	—	—
France	924,251	—	—
Germany	187,446	—	—
Hong Kong	2,701,946	—	—
Italy	73,599	—	—
Japan	2,318,991	—	—
Netherlands	518,688	—	—
Norway	106,776	—	—
Singapore	1,295,364	—	—
Sweden	72,832	—	—
United Kingdom	1,466,682	—	—
Preferred Stock—Sweden	10,181	—	—
Affiliated Money Market Mutual Fund	745,072	—	—

Total	$14,454,346	$—	$—

Fair Value of Level 2 investments at 10/31/11 was $11,890,569 which was a result of valuing investments using third party vendor modeling tools. An amount of $11,431,681 was transferred from Level 2 into Level 1 at 4/30/12 as a result of using quoted prices for such foreign securities.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

See Notes to Financial Statements.

Prudential International Real Estate Fund	11

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2012 were as follows:

Diversified Real Estate Activities	27.9%
Retail REITs	23.5
Diversified REITs	11.7
Real Estate Operating Companies	11.3
Affiliated Money Market Mutual Fund	5.1
Office REITs	4.9
Real Estate Development	4.5
Residential REITs	4.4
Industrial REITs	4.1%
Specialized REITs	1.6
Homebuilding	0.8

99.8
Other assets in excess of liabilities	0.2

100.0%

The Fund invested in various derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments were equity contracts risk and foreign exchange risk.

The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Fund did not hold any derivative instruments as of April 30, 2012, accordingly, no derivative positions were presented in the Statements of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$(2)	$(2)
Equity contracts	3,519	—	3,519

Total	$3,519	$(2)	$3,517

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights
Equity contracts	$(5,799)

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

APRIL 30, 2012	SEMIANNUAL REPORT

Prudential International Real Estate Fund

Statement of Assets and Liabilities

as of April 30, 2012 (Unaudited)

Assets
Investments at value:
Unaffiliated Investments (cost $13,804,686)	$13,709,274
Affiliated Investments (cost $745,072)	745,072
Cash	3,917
Dividends receivable	88,087
Receivable for investments sold	11,624
Tax reclaim receivable	6,338
Due from manager	4,647
Prepaid expenses	138

Total assets	14,569,097

Liabilities
Accrued expenses	37,775
Payable for investments purchased	26,563
Payable to custody	24,103
Affiliated transfer agent fee payable	75
Distribution fee payable	54

Total liabilities	88,570

Net Assets	$14,480,527

Net assets were comprised of:
Shares of beneficial interest, at par	$1,561
Paid-in capital in excess of par	15,244,298

15,245,859
Undistributed net investment income	23,361
Accumulated net realized loss on investment and foreign currency transactions	(694,062)
Net unrealized depreciation on investments and foreign currencies	(94,631)

Net Assets, April 30, 2012	$14,480,527

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share ($198,645 ÷ 21,291 shares of beneficial interest issued and outstanding)	$9.33
Maximum sales charge (5.50% of offering price)	0.54

Maximum offering price to public	$9.87

Class B:
Net asset value, offering price and redemption price per share ($18,976 ÷ 2,046 shares of beneficial interest issued and outstanding)	$9.27

Class C:
Net asset value, offering price and redemption price per share ($16,062 ÷ 1,734 shares of beneficial interest issued and outstanding)	$9.26

Class Z:
Net asset value, offering price and redemption price per share ($14,246,844 ÷ 1,535,606 shares of beneficial interest issued and outstanding)	$9.28

See Notes to Financial Statements.

Prudential International Real Estate Fund	15

Statement of Operations

Six Months Ended April 30, 2012 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $23,372)	$277,031
Affiliated dividend income	348

Total income	277,379

Expenses
Management fee	64,500
Distribution fee—Class A	258
Distribution fee—Class B	51
Distribution fee—Class C	36
Custodian’s fees and expenses	28,000
Registration fees	20,000
Audit fee	16,000
Reports to shareholders	12,000
Legal fees and expenses	9,000
Trustees’ fees	5,000
Transfer agent’s fees and expenses (including affiliated expense of $200) (Note 3)	400
Loan interest expense (Note 7)	61
Miscellaneous	10,740

Total expenses	166,046
Expense reimbursement (Note 2)	(78,564)

Net expenses	87,482

Net investment income	189,897

Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized loss on:
Investment transactions	(412,812)
Foreign currency transactions	(1,453)

(414,265)

Net change in unrealized appreciation (depreciation) on:
Investments	997,854
Foreign currencies	1,396

999,250

Net gain on investments and foreign currencies	584,985

Net Increase In Net Assets Resulting From Operations	$774,882

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2012	December 21, 2010* through October 31, 2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$189,897	$230,131
Net realized loss on investment and foreign currency transactions	(414,265)	(272,599)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	999,250	(1,093,881)

Net increase (decrease) in net assets resulting from operations	774,882	(1,136,349)

Dividends (Note 1)
Dividends from net investment income
Class A	(4,411)	—
Class B	(105)	—
Class C	(955)	—
Class Z	(420,230)	—

	(425,701)	—

Fund share transactions (Note 6)
Net proceeds from shares sold	2,465,084	17,868,451
Net asset value of shares issued in reinvestment of dividends	425,701	—
Cost of shares reacquired	(2,840,953)	(2,650,588)

Net increase in net assets from Fund share transactions	49,832	15,217,863

Total increase	399,013	14,081,514

Net Assets
Beginning of period	14,081,514	—

End of period(a)	$14,480,527	$14,081,514

(a) Includes undistributed net investment income of:	$23,361	$259,165

*	Commencement of operations.

See Notes to Financial Statements.

Prudential International Real Estate Fund	17

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 9 (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (“1940 Act”), as an open-end, management investment company. The Trust currently consists of three portfolios: Prudential International Real Estate Fund, Prudential Large-Cap Core Equity Fund and Prudential Absolute Return Bond Fund. These financial statements relate only to Prudential International Real Estate Fund (the “Fund”). The financial statements of the other portfolios are not presented herein. The Trust was organized as a Delaware business trust on September 18, 1998. The Fund commenced investment operations on December 21, 2010. The Fund is non-diversified and its investment objective is to seek capital appreciation and income.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of these financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the

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size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their adjusted net asset values.

Investments in open-end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions. Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other

Prudential International Real Estate Fund	19

Notes to Financial Statements

(Unaudited) continued

factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting agreement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Warrants and Rights: The Fund may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by

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management. Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and is recorded accordingly. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Subadviser’s performance of all investment advisory services. PI has entered into a subadvisory agreement with Prudential Real Estate Investors (“PREI”), which is a business unit of Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PREI will furnish investment advisory services in

Prudential International Real Estate Fund	21

Notes to Financial Statements

(Unaudited) continued

connection with the management of the Fund. In connection therewith, PREI is obligated to keep certain books and records of the Fund. Pursuant to the advisory agreement, PI pays for the services of PREI, the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of 1.00% of the Fund’s average daily net assets.

PI has contractually agreed though February 28, 2013 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, such as taxes, interest and brokerage commissions) of each class of shares to 1.35% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, B, C and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, B and C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, and 1% of the average daily net assets of the Class A, B, and C shares, respectively. PIMS has contractually agreed through February 28, 2013 to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $621 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2012. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2012, there were no contingent deferred sales charges imposed.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

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Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2. The Core Fund is a money market mutual fund registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended April 30, 2012, were $1,895,268 and $2,624,046, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$14,734,663	$600,526	$(880,843)	$(280,317)

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2011 of approximately $190,000 which expires in 2019. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010 (“the Act”), the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date

Prudential International Real Estate Fund	23

Notes to Financial Statements

(Unaudited) continued

of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold subject to a maximum front-end sales charge of up to 5.50%. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are not subject to an initial sales charge, but are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of April 30, 2012, Prudential owned 206 Class A shares, 103 Class C shares and 1,039,874 Class Z shares of the Fund.

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Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2012:
Shares sold	5,658	$51,637
Shares issued in reinvestment of dividends and distributions	560	4,411
Shares reacquired	(73,410)	(656,946)

Net increase (decrease) in shares outstanding	(67,192)	$(600,898)

Period December 21, 2010* through October 31, 2011:
Shares sold	144,845	$1,498,855
Shares reacquired	(56,362)	(570,029)

Net increase (decrease) in shares outstanding	88,483	$928,826

Class B
Six months ended April 30, 2012:
Shares sold	1,646	$14,686
Shares issued in reinvestment of dividends and distributions	13	105
Shares reacquired	(103)	(954)

Net increase (decrease) in shares outstanding	1,556	$13,837

Period December 21, 2010* through October 31, 2011:
Shares sold	864	$8,834
Shares reacquired	(374)	(3,533)

Net increase (decrease) in shares outstanding	490	$5,301

Class C
Six months ended April 30, 2012:
Shares sold	12,477	$115,011
Shares issued in reinvestment of dividends and distributions	122	955
Shares reacquired	(14,206)	(128,361)

Net increase (decrease) in shares outstanding	(1,607)	$(12,395)

Period December 21, 2010* through October 31, 2011:
Shares sold	3,341	$32,762
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	3,341	$32,762

*	Commencement of operations.

Prudential International Real Estate Fund	25

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended April 30, 2012:
Shares sold	267,450	$2,283,750
Shares issued in reinvestment of dividends and distributions	53,669	420,230
Shares reacquired	(231,677)	(2,054,692)

Net increase (decrease) in shares outstanding	89,442	$649,288

Period December 21, 2010* through October 31, 2011:
Shares sold	1,655,059	$16,328,000
Shares reacquired	(208,895)	(2,077,026)

Net increase (decrease) in shares outstanding	1,446,164	$14,250,974

*	Commencement of operations.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of .08% of the unused portion of the SCA. Prior to December 16, 2011, the Funds had another SCA of a $750 million commitment with an annualized commitment fee of .10% of the unused portion. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended April 30, 2012. The average daily balance for the 5 days the Fund had debt outstanding during the period was $290,200 at a weighted average interest rate of approximately 1.50%.

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements.” The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity.

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Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not yet been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not yet been determined.

Prudential International Real Estate Fund	27

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		December 21, 2010(e) through October 31,
	2012(b)		2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.20		$10.00
Income (loss) from investment operations:
Net investment income	.11		.07
Net realized and unrealized gain (loss) on investments	.31		(.87)
Total from investment operations	.42		(.80)
Less Dividends and Distributions:
Dividends from net investment income	(.29)		-
Total dividends and distributions	(.29)		-
Net asset value, end of period	$9.33		$9.20
Total Return(a):	5.12%		(8.00)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$199		$814
Average net assets (000)	$208		$353
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(c)	1.60%	(f)(h)	1.60%	(f)(h)
Expenses, excluding distribution and service (12b-1) fees	1.35%	(f)(h)	1.35%	(f)(h)
Net investment income	2.53%	(f)(h)	.89%	(f)(h)
Portfolio turnover rate	15%	(g)	30%	(g)

(a) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(d) Does not include expenses of the underlying fund in which the Fund invests.

(e) Commencement of operations.

(f) Annualized.

(g) Not annualized.

(h) Net of expense reimbursement. If the investment manager had not reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and the net investment income (loss) ratio would have been 2.76%, 2.51%, and 1.37%, respectively, for the six months ended April 30, 2012 and 3.80%, 3.55% and (1.31)%, respectively, for the period ended October 31, 2011.

See Notes to Financial Statements.

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Class B Shares
	Six Months Ended April 30,		December 21, 2010(d) through October 31,
	2012(b)		2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.08		$10.00
Income (loss) from investment operations:
Net investment income	.11		.11
Net realized and unrealized gain (loss) on investments	.29		(1.03)
Total from investment operations	.40		(.92)
Less Dividends and Distributions:
Dividends from net investment income	(.21)		-
Total dividends and distributions	(.21)		-
Net asset value, end of period	$9.27		$9.08
Total Return(a):	4.88%		(9.20)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19		$4
Average net assets (000)	$10		$5
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.35%	(e)(f)	2.35%	(e)(f)
Expenses, excluding distribution and service (12b-1) fees	1.35%	(e)(f)	1.35%	(e)(f)
Net investment income	2.39%	(e)(f)	1.29%	(e)(f)
Portfolio turnover rate	15%	(g)	30%	(g)

(a) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying fund in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Net of expense reimbursement. If the investment manager had not reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and the net investment income (loss) ratio would have been 3.62%, 2.62%, and 1.12%, respectively, for the six months ended April 30, 2012 and 4.55%, 3.55%, and (.91)%, respectively, for the period ended October 31, 2011.

(g) Not annualized.

See Notes to Financial Statements.

Prudential International Real Estate Fund	29

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended April 30,		December 21, 2010(d) through October 31,
	2012(b)		2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.10		$10.00
Income (loss) from investment operations:
Net investment income	.11		.14
Net realized and unrealized gain (loss) on investments	.31		(1.04)
Total from investment operations	.42		(.90)
Less Dividends and Distributions:
Dividends from net investment income	(.26)		-
Total dividends and distributions	(.26)		-
Net asset value, end of period	$9.26		$9.10
Total Return(a):	5.12%		(9.00)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16		$30
Average net assets (000)	$29		$23
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.60%	(e)(f)	1.96%	(e)(f)
Expenses, excluding distribution and service (12b-1) fees	1.35%	(e)(f)	1.35%	(e)(f)
Net investment income	2.61%	(e)(f)	1.68%	(e)(f)
Portfolio turnover rate	15%	(g)	30%	(g)

(a) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying fund in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Net of expense reimbursement. If the investment manager had not reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and the net investment income (loss) ratio would have been 2.80%, 2.55%, and 1.41%, respectively, for the six months ended April 30, 2012, and 4.16%, 3.55%, and (.52)%, respectively, for the period ended October 31, 2011.

(g) Not annualized.

See Notes to Financial Statements.

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Class Z Shares
	Six Months Ended April 30,		December 21, 2010(d) through October 31,
	2012(b)		2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.15		$10.00
Income (loss) from investment operations:
Net investment income	.13		.18
Net realized and unrealized gain (loss) on investments	.31		(1.03)
Total from investment operations	.44		(.85)
Less Dividends and Distributions:
Dividends from net investment income	(.31)		-
Total dividends and distributions	(.31)		-
Net asset value, end of period	$9.28		$9.15
Total Return(a):	5.45%		(8.50)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14,247		$13,233
Average net assets (000)	$12,724		$12,252
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.35%	(e)(f)	1.35%	(e)(f)
Expenses, excluding distribution and service (12b-1) fees	1.35%	(e)(f)	1.35%	(e)(f)
Net investment income	2.95%	(e)(f)	2.15%	(e)(f)
Portfolio turnover rate	15%	(g)	30%	(g)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying fund in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Net of expense reimbursement. If the investment manager had not reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and the net investment income (loss) ratio would have been 2.57%, 2.57%, and 1.73%, respectively, for the six months ended April 30, 2012 and 3.55%, 3.55%, and (.05)%, respectively, for the period ended October 31, 2011.

(g) Not annualized.

See Notes to Financial Statements.

Prudential International Real Estate Fund	31

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Real Estate Investors	7 Giralda Farms Madison, NJ 07940

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential International Real Estate Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL INTERNATIONAL REAL ESTATE FUND

SHARE CLASS	A	B	C	Z
NASDAQ	PUEAX	PUEBX	PUECX	PUEZX
CUSIP	74441J803	74441J886	74441J878	74441J860

MF210E2    0226465-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL LARGE-CAP CORE EQUITY FUND

SEMIANNUAL REPORT • APRIL 30, 2012

Fund Type

Large Cap Stock

Objective

Long-term after-tax growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

June 15, 2012

Dear Shareholder:

After an extraordinary career at Prudential, Judy Rice retired at the end of 2011 as President of Prudential Investments and President and Trustee of the Prudential Large-Cap Core Equity Fund (the Fund). While she will remain as Chairman of Prudential Investments until the end of 2012, I was named to succeed her as President of Prudential Investments and President and Trustee of the Fund effective January 1, 2012. I previously served as Executive Vice President of Retail Mutual Fund Distribution for Prudential Investments for the past six years.

Since this is my first letter to shareholders, I would like to recognize Judy for the significant contributions she made in building the Prudential Investments fund family and her unflagging commitment to helping investors like you meet the challenges of a rapidly changing investment environment. My goal is to build on Judy’s accomplishments, with a particular focus on delivering the solutions you need to address your financial goals.

I hope you find the semiannual report for the Fund informative. We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio, including stock and bond mutual funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial professional can help you create a diversified investment plan that reflects your personal investor profile and risk tolerance. Keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets. We encourage you to call your financial professional before making any investment decision.

Prudential Investments provides a wide range of mutual funds to choose from that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of Prudential Financial’s affiliated asset managers. Thank you for choosing the Prudential Investments family of mutual funds.

Sincerely,

Stuart S. Parker, President

Prudential Large-Cap Core Equity Fund

Prudential Large-Cap Core Equity Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.48%; Class B, 2.18%; Class C, 2.18%; Class L, 1.68%; Class X, 1.43%; Class Z, 1.18%. Net operating expenses: Class A, 1.20%; Class B, 1.95%; Class C, 1.95%; Class L, 1.45%; Class X, 1.20%; Class Z, 0.95%, after contractual reduction of management fees and/or distribution fees for Class A through 2/28/2013.

Cumulative Total Returns (Without Sales Charges) as of 4/30/12
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	13.41%	4.25%	–2.51%	49.09%	—
Class B	12.88	3.38	–6.03	38.19	—
Class C	12.87	3.46	–5.96	38.30	—
Class L	13.26	4.02	–3.54	N/A	3.49% (3/19/07)
Class X	13.28	4.19	–1.91	N/A	5.18 (3/19/07)
Class Z	13.44	4.41	–1.33	52.71	—
S&P 500 Index	12.76	4.73	5.13	58.34	—
Lipper Large-Cap Core Funds Average	11.62	2.22	2.24	49.97	—

Average Annual Total Returns (With Sales Charges) as of 3/31/12
		One Year	Five Years	Ten Years	Since Inception
Class A		2.42%	–0.52%	3.10%	—
Class B		2.54	–0.31	2.91	—
Class C		6.51	–0.11	2.91	—
Class L		1.91	–0.79	N/A	–0.27% (3/19/07)
Class X		2.38	0.18	N/A	0.88 (3/19/07)
Class Z		8.56	0.86	3.94	—
S&P 500 Index		8.51	2.01	4.12	—
Lipper Large-Cap Core Funds Average		5.99	1.35	3.66	—

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Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively, and a 12b-1 fee of 0.30% and 0.50%, respectively, annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but are subject to a CDSC of 1% for shares sold within 12 months from the date of purchase, and an annual 12b-1 fee of 1%. Class X shares are subject to a CDSC of 6%, which decreases by 1% annually to 4% in the third and fourth years, by 1% annually to 2% in the sixth and seventh years, and to 1% in the eighth year, and a 12b-1 fee of 1% annually. Class X shares will automatically convert to Class A shares approximately ten years after purchase. Class L and Class X shares are not offered to new purchasers and are available only through exchanges from the same share class of certain other Prudential Investments mutual funds. Class Z shares are not subject to a sales charge or 12b-1 fees. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Manager of the Fund has contractually agreed through February 28, 2013, to cap the Fund’s annual operating expenses at 0.95% (exclusive of 12b-1 fees and certain other expenses).

The Distributor of the Fund has contractually agreed through February 28, 2013 to limit the Fund’s Class A distribution and service (12b-1) fees to 0.25% of the Fund’s Class A average daily net assets.

Benchmark Definitions

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total return as of 4/30/12 is 9.78% for Class L and Class X. S&P 500 Index Closest Month-End to Inception average annual total return as of 3/31/12 is 2.01% for Class L and Class X.

Lipper Large-Cap Core Funds Average

The Lipper Large-Cap Core Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Large-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have wide latitude in the companies in which they invest. These funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share-growth value compared with the S&P 500 Index. Lipper Average Closest Month-End to Inception

Prudential Large-Cap Core Equity Fund	3

Your Fund’s Performance (continued)

cumulative total return as of 4/30/12 is 6.47% for Class L and Class X. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/12 is 1.35% for Class L and Class X.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/12
Apple, Inc., Computers & Peripherals	5.0%
Exxon Mobil Corp., Oil, Gas & Consumable Fuels	3.9
Chevron Corp., Oil, Gas & Consumable Fuels	2.3
Pfizer, Inc., Pharmaceuticals	2.0
Wells Fargo & Co., Commercial Banks	2.0

Excludes securities purchased with cash received as a result of securities on loan.

Holdings are subject to change.

Five Largest Sectors expressed as a percentage of net assets as of 4/30/12
Information Technology	21.3%
Financials	13.1
Healthcare	12.6
Energy	12.0
Consumer Discretionary	11.4

Industry weightings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2011, at the beginning of the period, and held through the six-month period ended April 30, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Prudential Large-Cap Core Equity Fund	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Large-Cap Core Equity Fund		Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,134.10	1.20%	$6.37
	Hypothetical	$1,000.00	$1,018.90	1.20%	$6.02

Class B	Actual	$1,000.00	$1,128.80	1.95%	$10.32
	Hypothetical	$1,000.00	$1,015.17	1.95%	$9.77

Class C	Actual	$1,000.00	$1,128.70	1.95%	$10.32
	Hypothetical	$1,000.00	$1,015.17	1.95%	$9.77

Class L	Actual	$1,000.00	$1,132.60	1.45%	$7.69
	Hypothetical	$1,000.00	$1,017.65	1.45%	$7.27

Class X	Actual	$1,000.00	$1,132.80	1.20%	$6.36
	Hypothetical	$1,000.00	$1,018.90	1.20%	$6.02

Class Z	Actual	$1,000.00	$1,134.40	0.95%	$5.04
	Hypothetical	$1,000.00	$1,020.14	0.95%	$4.77

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2012, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of April 30, 2012 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.5%
COMMON STOCKS
CONSUMER DISCRETIONARY 11.4%

Auto Components
2,000	Cooper Tire & Rubber Co.	$29,900

Automobiles 0.5%
31,600	Ford Motor Co.(a)	356,448
6,500	Thor Industries, Inc.(a)	219,895

		576,343

Distributors 0.3%
5,600	Genuine Parts Co.(a)	362,768

Diversified Consumer Services
1,000	Capella Education Co.*	32,710

Hotels, Restaurants & Leisure 1.7%
900	Choice Hotels International, Inc.	33,858
17,100	McDonald’s Corp.	1,666,395
3,100	Panera Bread Co. (Class A Stock)*	489,552

		2,189,805

Household Durables 1.0%
800	Blyth, Inc.	70,376
2,000	Harman International Industries, Inc.	99,160
2,400	Tempur-Pedic International, Inc.*	141,216
3,600	Tupperware Brands Corp.	224,244
11,100	Whirlpool Corp.	710,622

		1,245,618

Internet & Catalog Retail
200	Amazon.com, Inc.*	46,380

Leisure Equipment & Products 1.0%
1,600	Arctic Cat, Inc.*	70,784
12,000	Polaris Industries, Inc.(a)	953,280
5,100	Sturm, Ruger & Co., Inc.(a)	291,057

		1,315,121

Media 2.3%
13,700	Comcast Corp. (Class A Stock)	415,521

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	7

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

CONSUMER DISCRETIONARY (Continued)

Media (cont’d.)
69,900	News Corp. (Class A Stock)	$1,370,040
6,000	Time Warner, Inc.(a)	224,760
18,400	Viacom, Inc. (Class B Stock)	853,576
3,560	Walt Disney Co. (The)	153,471

		3,017,368

Multiline Retail 1.3%
5,100	Dollar Tree, Inc.*	518,466
12,700	Macy’s, Inc.	520,954
10,600	Target Corp.	614,164

		1,653,584

Specialty Retail 2.4%
5,000	Ascena Retail Group, Inc.*	102,400
13,600	Home Depot, Inc. (The)	704,344
18,000	Ross Stores, Inc.	1,108,620
29,000	TJX Cos., Inc.	1,209,590

		3,124,954

Textiles, Apparel & Luxury Goods 0.9%
15,100	Coach, Inc.	1,104,716
1,100	True Religion Apparel, Inc.*	29,876

		1,134,592
CONSUMER STAPLES 9.3%

Beverages 1.3%
17,200	Coca-Cola Co. (The)	1,312,704
5,994	PepsiCo, Inc.(a)	395,604

		1,708,308

Food & Staples Retailing 3.0%
30,500	CVS Caremark Corp.	1,360,910
40,100	Kroger Co. (The)	933,127
3,500	Roundy’s, Inc.*	43,330
26,870	Wal-Mart Stores, Inc.	1,582,912

		3,920,279

Food Products 1.3%
2,638	Archer-Daniels-Midland Co.	81,329

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

CONSUMER STAPLES (Continued)

Food Products (cont’d.)
6,300	Bunge Ltd.	$406,350
8,300	Corn Products International, Inc.	473,598
2,100	Dean Foods Co.*(a)	25,788
36,700	Tyson Foods, Inc. (Class A Stock)	669,775

		1,656,840

Household Products 0.9%
18,364	Procter & Gamble Co. (The)	1,168,685

Personal Products 0.5%
7,900	Herbalife Ltd.	555,528

Tobacco 2.3%
42,700	Altria Group, Inc.	1,375,367
2,300	Lorillard, Inc.	311,167
9,100	Philip Morris International, Inc.	814,541
12,100	Reynolds American, Inc.	494,043

		2,995,118
ENERGY 12.0%

Energy Equipment & Services 1.4%
9,300	Halliburton Co.	318,246
11,300	Helmerich & Payne, Inc.(a)	580,707
5,600	National Oilwell Varco, Inc.	424,256
4,700	Schlumberger Ltd.	348,458
6,500	Superior Energy Services, Inc.*	174,980

		1,846,647

Oil, Gas & Consumable Fuels 10.6%
27,584	Chevron Corp.	2,939,351
24,700	ConocoPhillips	1,769,261
2,900	Energy XXI Bermuda Ltd.*(a)	109,272
2,300	EOG Resources, Inc.	252,563
58,274	Exxon Mobil Corp.	5,031,377
14,000	Hess Corp.	729,960
30,500	Marathon Oil Corp.	894,870
18,450	Marathon Petroleum Corp.	767,705
2,800	Murphy Oil Corp.	153,916
10,300	Occidental Petroleum Corp.	939,566
5,800	Valero Energy Corp.	143,260

		13,731,101

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	9

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

FINANCIALS 13.1%

Capital Markets 2.4%
4,000	Franklin Resources, Inc.	$502,040
10,800	Goldman Sachs Group, Inc. (The)	1,243,620
7,900	Raymond James Financial, Inc.	289,298
5,000	State Street Corp.	231,100
13,100	T Rowe Price Group, Inc.	826,807

		3,092,865

Commercial Banks 3.0%
12,300	BB&T Corp.(a)	394,092
21,600	KeyCorp	173,664
59,200	Regions Financial Corp.	399,008
13,691	US Bancorp	440,439
76,664	Wells Fargo & Co.	2,562,878

		3,970,081

Consumer Finance 1.3%
27,500	Discover Financial Services	932,250
14,000	Nelnet, Inc. (Class A Stock)	361,480
28,000	SLM Corp.	415,240

		1,708,970

Diversified Financial Services 2.0%
57,068	Bank of America Corp.	462,821
8,870	Citigroup, Inc.	293,065
42,700	JPMorgan Chase & Co.	1,835,246

		2,591,132

Insurance 2.1%
6,500	ACE Ltd.	493,805
12,600	Assurant, Inc.	508,284
9,500	Berkshire Hathaway, Inc. (Class B Stock)*	764,275
8,000	MetLife, Inc.	288,240
2,200	Symetra Financial Corp.	26,752
24,400	Unum Group	579,256
900	Validus Holdings Ltd.	29,250

		2,689,862

Real Estate Investment Trusts 2.0%
21,000	American Capital Agency Corp.	656,040

See Notes to Financial Statements.

10	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

FINANCIALS (Continued)

Real Estate Investment Trusts (cont’d.)
3,500	Camden Property Trust	$236,845
2,500	Corporate Office Properties Trust	58,875
5,700	Franklin Street Properties Corp.	57,399
6,900	Hospitality Properties Trust	190,302
18,000	Inland Real Estate Corp.(a)	154,800
2,500	PennyMac Mortgage Investment Trust	50,725
6,300	Simon Property Group, Inc.	980,280
20,300	Winthrop Realty Trust	216,601

		2,601,867

Real Estate Management & Development 0.3%
4,400	Jones Lang LaSalle, Inc.	351,736
HEALTHCARE 12.6%

Biotechnology 2.5%
17,600	Amgen, Inc.	1,251,536
6,600	Biogen Idec, Inc.*	884,466
14,700	Celgene Corp.*	1,071,924

		3,207,926

Healthcare Equipment & Supplies 1.1%
21,700	Covidien PLC	1,198,491
500	Intuitive Surgical, Inc.*	289,100

		1,487,591

Healthcare Providers & Services 3.2%
23,200	Aetna, Inc.	1,021,728
16,800	Coventry Health Care, Inc.	503,832
4,200	Humana, Inc.	338,856
22,200	UnitedHealth Group, Inc.	1,246,530
14,600	WellPoint, Inc.	990,172

		4,101,118

Life Sciences Tools & Services 0.6%
13,800	Thermo Fisher Scientific, Inc.	767,970

Pharmaceuticals 5.2%
20,400	Abbott Laboratories	1,266,024
10,900	Eli Lilly & Co.	451,151
18,099	Johnson & Johnson	1,178,064

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	11

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

HEALTHCARE (Continued)

Pharmaceuticals (cont’d.)
30,300	Merck & Co., Inc.	$1,188,972
114,634	Pfizer, Inc.	2,628,557

		6,712,768
INDUSTRIALS 9.8%

Aerospace & Defense 2.4%
1,700	Alliant Techsystems, Inc.	90,610
14,500	General Dynamics Corp.	978,750
6,800	Honeywell International, Inc.	412,488
8,700	L-3 Communications Holdings, Inc.	639,798
6,200	Northrop Grumman Corp.(a)	392,336
1,200	TransDigm Group, Inc.*	151,344
5,500	United Technologies Corp.	449,020

		3,114,346

Air Freight & Logistics 1.0%
7,500	FedEx Corp.	661,800
8,800	United Parcel Service, Inc. (Class B Stock)	687,632

		1,349,432

Commercial Services & Supplies 0.1%
5,400	Copart, Inc.*	142,614

Electrical Equipment 0.6%
1,600	Acuity Brands, Inc.	88,912
3,000	AMETEK, Inc.	150,990
2,500	Emerson Electric Co.	131,350
1,200	Generac Holdings, Inc.*	28,896
4,000	Rockwell Automation, Inc.	309,360

		709,508

Industrial Conglomerates 1.6%
102,000	General Electric Co.	1,997,160

Machinery 2.2%
4,700	AGCO Corp.*	218,879
7,300	Cummins, Inc.	845,559
14,800	Deere & Co.	1,218,928
1,000	Eaton Corp.	48,180
800	NACCO Industries, Inc. (Class A Stock)	90,776

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

INDUSTRIALS (Continued)

Machinery (cont’d.)
9,100	Oshkosh Corp.*(a)	$207,753
800	Parker Hannifin Corp.	70,152
2,300	Toro Co. (The)	164,358

		2,864,585

Road & Rail 1.5%
8,300	Norfolk Southern Corp.	605,319
12,200	Union Pacific Corp.	1,371,768

		1,977,087

Trading Companies & Distributors 0.4%
1,700	Applied Industrial Technologies, Inc.	66,810
1,800	MSC Industrial Direct Co., Inc. (Class A Stock)	132,678
1,600	W.W. Grainger, Inc.	332,512

		532,000
INFORMATION TECHNOLOGY 21.3%

Communications Equipment 3.5%
84,150	Cisco Systems, Inc.	1,695,622
2,900	F5 Networks, Inc.*	388,397
11,900	Motorola Solutions, Inc.	607,257
2,900	Netgear, Inc.*	111,650
27,400	QUALCOMM, Inc.	1,749,216

		4,552,142

Computers & Peripherals 7.0%
10,990	Apple, Inc.*	6,420,798
60,500	Dell, Inc.*	990,385
45,900	EMC Corp.*	1,294,839
10,125	Hewlett-Packard Co.	250,695
1,600	Western Digital Corp.*	62,096

		9,018,813

Internet Software & Services 1.2%
23,300	Akamai Technologies, Inc.*	759,580
1,400	Google, Inc. (Class A Stock)*(a)	847,322

		1,606,902

IT Services 3.9%
3,700	Fiserv, Inc.*	260,073

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	13

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

INFORMATION TECHNOLOGY (Continued)

IT Services (cont’d.)
8,570	International Business Machines Corp.	$1,774,676
3,200	Mastercard, Inc. (Class A Stock)	1,447,264
12,800	Visa, Inc. (Class A Stock)	1,574,144

		5,056,157

Semiconductors & Semiconductor Equipment 1.7%
75,700	Intel Corp.	2,149,880

Software 4.0%
16,200	CA, Inc.(a)	428,004
18,400	Intuit, Inc.	1,066,648
56,500	Microsoft Corp.	1,809,130
65,600	Oracle Corp.	1,927,984

		5,231,766
MATERIALS 4.6%

Chemicals 2.0%
1,200	A. Schulman, Inc.	29,532
3,000	CF Industries Holdings, Inc.	579,180
9,700	Eastman Chemical Co.	523,509
2,700	Koppers Holdings, Inc.	104,976
3,400	Kronos Worldwide, Inc.(a)	80,716
800	LSB Industries, Inc.*	27,136
4,700	LyondellBasell Industries NV (Class A Stock)	196,366
4,000	Mosaic Co. (The)	211,280
6,100	PPG Industries, Inc.	641,964
2,100	Rockwood Holdings, Inc.*	116,214
700	Valspar Corp.	35,805

		2,546,678

Containers & Packaging 0.4%
19,300	Owens-Illinois, Inc.*	448,725

Metals & Mining 2.2%
8,200	Alcoa, Inc.	79,786
5,200	Coeur d’Alene Mines Corp.*	112,060
14,300	Commercial Metals Co.	211,354
26,900	Freeport-McMoRan Copper & Gold, Inc.	1,030,270
8,000	Reliance Steel & Aluminum Co.	447,120
18,800	Southern Copper Corp.(a)	618,144

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

MATERIALS (Continued)

Metals & Mining (cont’d.)
28,200	Steel Dynamics, Inc.	$360,114

		2,858,848

Paper & Forest Products
800	Schweitzer-Mauduit International, Inc.	54,256
TELECOMMUNICATION SERVICES 2.4%

Diversified Telecommunication Services
39,468	AT&T, Inc.	1,298,892
45,800	Verizon Communications, Inc.	1,849,404

		3,148,296
UTILITIES 2.0%

Electric Utilities 1.3%
21,700	American Electric Power Co., Inc.	842,828
1,500	El Paso Electric Co.	45,960
3,300	Entergy Corp.	216,348
20,400	PPL Corp.	557,940

		1,663,076

Multi-Utilities 0.5%
2,200	Ameren Corp.	72,138
18,900	Public Service Enterprise Group, Inc.	588,735

		660,873

Water Utilities 0.2%
7,500	American Water Works Co., Inc.	256,800

	Total long-term investments (cost $92,960,199)	127,535,479

Principal Amount (000)
SHORT-TERM INVESTMENTS 6.6%

United States Government Security 0.3%
$ 400	United States Treasury Bill, 0.025%, 06/28/12 (cost $399,984)(b)(c)	399,952

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	15

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)
SHORT-TERM INVESTMENTS (Continued)

Affiliated Money Market Mutual Fund 6.3%
8,144,183	Prudential Investment Portfolios - 2 Prudential Core Taxable Money Market Fund (cost $8,144,183; includes $6,542,070 of cash collateral received for securities on loan) (Note 3)(d)(e)	$8,144,183

	Total short-term investments (cost $8,544,167)	8,544,135

	Total Investments 105.1% (cost $101,504,366; Note 5)	136,079,614
	Liabilities in excess of other assets(f) (5.1%)	(6,560,057)

	Net Assets 100.0%	$129,519,557

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,341,871; cash collateral of $6,542,070 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Includes net unrealized appreciation on the following derivative contracts held at reporting period end:

Open future contracts outstanding at April 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2012	Unrealized Appreciation
	Long Positions:
29	E-mini S&P 500 Futures	Jun. 2012	$1,987,615	$2,020,720	$33,105

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$127,535,479	$—	$—
Affiliated Money Market Mutual Fund	8,144,183	—	—
United States Government Security	—	399,952	—
Other Financial Instruments*
Futures	33,105	—	—

Total	$135,712,767	$399,952	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2012 were as follows:

Information Technology	21.3%
Financials	13.1
Healthcare	12.6
Energy	12.0
Consumer Discretionary	11.4
Industrials	9.8
Consumer Staples	9.3
Affiliated Money Market Mutual Fund (including 5.1% of collateral received for securities on loan)	6.3
Materials	4.6%
Telecommunication Services	2.4
Utilities	2.0
United States Government Security	0.3

105.1
Liabilities in excess of other assets	(5.1)

100.0%

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	17

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	—	Due to broker—variation margin	$33,105	*

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	$200,587

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	$(42,675)

For the six months ended April 30, 2012, the Fund’s average value at trade date for futures long position was $1,698,641.

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Financial Statements

(Unaudited)

APRIL 30, 2012	SEMIANNUAL REPORT

Prudential Large-Cap Core Equity Fund

Statement of Assets and Liabilities

as of April 30, 2012 (Unaudited)

Assets
Investments at value, including securities on loan of $6,341,871:
Unaffiliated Investments (cost $93,360,183)	$127,935,431
Affiliated Investments (cost $8,144,183)	8,144,183
Receivable for Fund shares sold	165,653
Dividends and interest receivable	110,819
Prepaid expenses	660

Total assets	136,356,746

Liabilities
Payable to broker for collateral for securities on loan	6,542,070
Accrued expenses	108,731
Payable for Fund shares reacquired	83,197
Management fee payable	46,543
Distribution fee payable	35,899
Affiliated transfer agent fee payable	13,644
Due to broker—variation margin	7,105

Total liabilities	6,837,189

Net Assets	$129,519,557

Net assets were comprised of:
Shares of beneficial interest, at par	$10,527
Paid-in capital in excess of par	91,682,321

91,692,848
Undistributed net investment income	203,582
Accumulated net realized gain on investment and financial futures transactions	3,014,774
Net unrealized appreciation on investments	34,608,353

Net assets, April 30, 2012	$129,519,557

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Class A
Net asset value and redemption price per share ($66,507,394 ÷ 5,365,459 shares of beneficial interest issued and outstanding)	$12.40
Maximum sales charge (5.50% of offering price)	.72

Maximum offering price to public	$13.12

Class B
Net asset value, offering price and redemption price per share ($3,630,323 ÷ 309,976 shares of beneficial interest issued and outstanding)	$11.71

Class C
Net asset value, offering price and redemption price per share ($21,211,426 ÷ 1,809,696 shares of beneficial interest issued and outstanding)	$11.72

Class L
Net asset value, offering price and redemption price per share ($4,097,945 ÷ 330,828 shares of beneficial interest issued and outstanding)	$12.39

Class X
Net asset value, offering price and redemption price per share ($622,195 ÷ 52,050 shares of beneficial interest issued and outstanding)	$11.95

Class Z
Net asset value, offering price and redemption price per share ($33,450,274 ÷ 2,658,680 shares of beneficial interest issued and outstanding)	$12.58

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	21

Statement of Operations

Six Months Ended April 30, 2012 (Unaudited)

Net Investment Income
Income
Unaffiliated dividends (net of foreign withholding taxes of $13,001)	$1,280,115
Affiliated income from securities loaned, net	4,145
Affiliated dividend income	849
Interest	104

Total income	1,285,213

Expenses
Management fee	407,039
Distribution fee—Class A	79,165
Distribution fee—Class B	18,958
Distribution fee—Class C	103,257
Distribution fee—Class L	9,884
Distribution fee—Class M	1,551
Distribution fee—Class X	931
Transfer agent’s fees and expenses (including affiliated expense of $26,300) (Note 3)	171,000
Registration fees	53,000
Custodian’s fees and expenses	43,000
Reports to shareholders	22,000
Audit fee	11,000
Legal fees and expenses	11,000
Trustees’ fees	7,000
Insurance	1,000
Loan interest expense (Note 7)	165
Miscellaneous	9,600

Total expenses	949,550
Less: Management fee waiver (Note 2)	(141,266)

Net expenses	808,284

Net investment income	476,929

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on:
Investment transactions	3,132,189
Financial futures transactions	200,587

3,332,776

Net change in unrealized appreciation (depreciation) on:
Investments	11,982,191
Financial futures contracts	(42,675)

11,939,516

Net gain on investments	15,272,292

Net Increase In Net Assets Resulting From Operations	$15,749,221

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2012	Year Ended October 31, 2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$476,929	$1,044,368
Net realized gain on investment transactions	3,332,776	49,321,321
Net change in unrealized appreciation (depreciation) on investments	11,939,516	(22,522,002)

Net increase in net assets resulting from operations	15,749,221	27,843,687

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(595,220)	(107,588)
Class B	(12,057)	—
Class C	(62,241)	—
Class L	(28,457)	—
Class M	(1,808)	—
Class X	(8,207)	(2,994)
Class Z	(395,158)	(638,260)

	(1,103,148)	(748,842)

Distributions from net realized gains
Class A	(4,106,809)	—
Class B	(280,388)	—
Class C	(1,447,462)	—
Class L	(255,983)	—
Class M	(42,040)	—
Class X	(54,719)	—
Class Z	(2,115,448)	—

	(8,302,849)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	2,897,844	116,185,903
Net asset value of shares issued in reinvestment of dividends and distributions	9,057,480	192,729
Cost of shares reacquired	(13,252,269)	(262,798,860)

Net decrease in net assets from Fund share transactions	(1,296,945)	(146,420,228)

Capital Contributions (Note 2)
Class X	34	247

Total increase (decrease)	5,046,313	(119,325,136)

Net Assets:
Beginning of period	124,473,244	243,798,380

End of period(a)	$129,519,557	$124,473,244

(a) Includes undistributed net investment income of:	$203,582	$829,801

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	23

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 9 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of three funds: Prudential Large-Cap Core Equity Fund (the “Fund”), Prudential International Real Estate Fund and Prudential Absolute Return Bond Fund. These financial statements relate to Prudential Large-Cap Core Equity Fund, a diversified fund. The financial statements of the Prudential International Real Estate Fund and Prudential Absolute Return Bond Fund are not presented herein. The Trust was organized as a business trust in Delaware on September 18, 1998. The Fund commenced investment operations on March 3, 1999.

The Fund’s investment objective is to seek long-term after-tax growth of capital.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained

24	Visit our website at www.prudentialfunds.com

from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at fair value.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Prudential Large-Cap Core Equity Fund	25

Notes to Financial Statements

(Unaudited) continued

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”.

Subsequent payments, known as “variation margin”, are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in value of equities. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures, there is a minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and guarantees the futures contracts against default.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis. Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and

26	Visit our website at www.prudentialfunds.com

distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .65% of the Fund’s average daily net assets up to and including $500 million and .60% of the Fund’s average daily net assets in excess of $500 million. The effective management fee rate was .65% for the six months ended April 30, 2012.

Effective July 1, 2011, PI has contractually agreed through February 28, 2013 to waive a portion of the Fund’s management fees so that the Fund’s annual operating expenses (exclusive of distribution and service (12b-1) fees, and certain other expenses such as taxes, interest, and brokerage commissions) do not exceed ..95% of the Fund’s average daily net assets.

Prudential Large-Cap Core Equity Fund	27

Notes to Financial Statements

(Unaudited) continued

The Fund has distribution agreements with Prudential Investment Management Services LLC (“PIMS”) and Prudential Annuities Distributors, Inc. (“PAD”). PIMS and PAD are both affiliates of PI and indirect, wholly-owned subsidiaries of Prudential. PIMS serves as the distributor of the Fund’s Class A, Class B, Class C, and Class Z shares. PIMS, together with PAD, serves as co-distributor of the Fund’s Class L, Class M, and Class X shares.

The Fund has adopted a separate Distribution and Service plan (each a “Plan” and collectively the “Plans”) for the Class A, Class B, Class C, Class L, Class M, and Class X shares of the Fund in accordance with Rule 12b-1 of the 1940 Act, as amended. No distribution or service fees are paid to PIMS as distributor for the Fund’s Class Z shares.

Under the Plans, the Fund compensates PIMS and PAD a distribution and service fee at the annual rate of .30%, 1.00%, 1.00%, .50%, 1.00%, and 1.00% of the average daily net assets of the Class A, B, C, L, M, and X shares, respectively. Through February 28, 2013, PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares.

Management has received the maximum allowable amount of sales charges for Class X in accordance with regulatory limits. As such, any contingent deferred sales charges received by the manager are contributed back into the Fund and included in the Statement of Changes in Net Assets and Financial Highlights as a contribution to capital.

During the year ended October 31, 2008, management determined that Class X shareholders had been charged sales charges in excess of regulatory limits. The manager has paid this class for the overcharge which is reflected in the Financial Highlights for the years ended October 31, 2008 and October 31, 2007.

PIMS has advised the Fund that it received $8,642 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2012. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2012, it received $143, $2,884, and $75 in contingent deferred sales charges imposed upon certain redemptions by Class A, B, and C, shareholders, respectively.

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PI, QMA, PAD and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. For the six months ended April 30, 2012, PIM has been compensated in the amount of approximately $1,200 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a series of the Prudential Investment Portfolios 2 registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2012, were $50,835,215 and $61,964,477, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$101,755,117	$34,703,253	$(378,756)	$34,324,497

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales for the most recent reporting period end.

The Fund utilized capital loss carryforward to offset net taxable capital gains realized in the year ended October 31, 2011 of approximately $40,440,000.

Prudential Large-Cap Core Equity Fund	29

Notes to Financial Statements

(Unaudited) continued

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge of up to 5.50% and 5.75%, respectively. Purchases of $1 million or more are subject to a contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of their purchase. The Class A shares CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class L shares are only exchangeable with Class L shares offered by the other Prudential Investments Funds. Class M shares automatically convert to Class A shares approximately eight years after purchase. As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale. Class X shares are closed to new purchases. Class X shares will automatically convert to Class A shares approximately ten years after purchase. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for a sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of capital stock.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2012:
Shares sold	128,721	$1,508,207
Shares issued in reinvestment of dividends and distributions	412,009	4,499,141
Shares reacquired	(548,822)	(6,404,751)

Net increase (decrease) in shares outstanding before conversion	(8,092)	(397,403)
Shares issued upon conversion from Class B, M and X	143,774	1,681,293
Shares reacquired upon conversion into Class Z	(1,994)	(24,219)

Net increase (decrease) in shares outstanding	133,688	$1,259,671

Year ended October 31, 2011:
Shares sold	226,434	$2,718,176
Shares issued in reinvestment of dividends	8,951	102,580
Shares reacquired	(1,129,537)	(13,433,437)

Net increase (decrease) in shares outstanding before conversion	(894,152)	(10,612,681)
Shares issued upon conversion from Class B, M, X and Z	333,907	3,979,299
Shares reacquired upon conversion into Class Z	(64,388)	(789,446)

Net increase (decrease) in shares outstanding	(624,633)	$(7,422,828)

Class B
Six months ended April 30, 2012:
Shares sold	20,102	$222,436
Shares issued in reinvestment of dividends and distributions	26,934	278,772
Shares reacquired	(31,750)	(354,482)

Net increase (decrease) in shares outstanding before conversion	15,286	146,726
Shares reacquired upon conversion into Class A	(65,797)	(726,395)

Net increase (decrease) in shares outstanding	(50,511)	$(579,669)

Year ended October 31, 2011:
Shares sold	36,242	$410,489
Shares reacquired	(73,858)	(828,131)

Net increase (decrease) in shares outstanding before conversion	(37,616)	(417,642)
Shares reacquired upon conversion into Class A	(109,632)	(1,218,226)

Net increase (decrease) in shares outstanding	(147,248)	$(1,635,868)

Prudential Large-Cap Core Equity Fund	31

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended April 30, 2012:
Shares sold	41,908	$460,743
Shares issued in reinvestment of dividends and distributions	138,334	1,433,143
Shares reacquired	(210,854)	(2,321,110)

Net increase (decrease) in shares outstanding before conversion	(30,612)	(427,224)
Shares reacquired upon conversion into Class Z	(1,083)	(12,512)

Net increase (decrease) in shares outstanding	(31,695)	$(439,736)

Year ended October 31, 2011:
Shares sold	39,452	$443,412
Shares reacquired	(344,619)	(3,901,637)

Net increase (decrease) in shares outstanding before conversion	(305,167)	(3,458,225)
Shares reacquired upon conversion into Class Z	(1,009)	(11,062)

Net increase (decrease) in shares outstanding	(306,176)	$(3,469,287)

Class L
Six months ended April 30, 2012:
Shares sold	61	$728
Shares issued in reinvestment of dividends and distributions	25,537	278,864
Shares reacquired	(20,118)	(238,826)

Net increase (decrease) in shares outstanding	5,480	$40,766

Year ended October 31, 2011:
Shares sold	660	$7,600
Shares reacquired	(59,311)	(703,599)

Net increase (decrease) in shares outstanding	(58,651)	$(695,999)

Class M
Period ended April 13, 2012*:
Shares sold	14	$154
Shares issued in reinvestment of dividends and distributions	3,887	40,276
Shares reacquired	(2,084)	(22,170)

Net increase (decrease) in shares outstanding before conversion	1,817	18,260
Shares reacquired upon conversion into Class A	(67,391)	(744,750)

Net increase (decrease) in shares outstanding	(65,574)	$(726,490)

Year ended October 31, 2011:
Shares sold	3,295	$37,625
Shares reacquired	(135,762)	(1,581,318)

Net increase (decrease) in shares outstanding before conversion	(132,467)	(1,543,693)
Shares reacquired upon conversion into Class A	(193,614)	(2,207,754)

Net increase (decrease) in shares outstanding	(326,081)	$(3,751,447)

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Class X	Shares	Amount
Six months ended April 30, 2012:
Shares sold	64	$738
Shares issued in reinvestment of dividends and distributions	5,974	62,910
Shares reacquired	(8,711)	(99,709)

Net increase (decrease) in shares outstanding before conversion	(2,673)	(36,061)
Shares reacquired upon conversion into Class A	(18,328)	(210,148)

Net increase (decrease) in shares outstanding	(21,001)	$(246,209)

Year ended October 31, 2011:
Shares sold	137	$1,592
Shares issued in reinvestment of dividends	270	2,994
Shares reacquired	(15,943)	(182,574)

Net increase (decrease) in shares outstanding before conversion	(15,536)	(177,988)
Shares reacquired upon conversion into Class A	(42,317)	(496,947)

Net increase (decrease) in shares outstanding	(57,853)	$(674,935)

Class Z
Six months ended April 30, 2012:
Shares sold	57,733	$704,838
Shares issued in reinvestment of dividends and distributions	222,617	2,464,374
Shares reacquired	(320,115)	(3,811,221)

Net increase (decrease) in shares outstanding before conversion	(39,765)	(642,009)
Shares issued upon conversion from Class A and C	2,975	36,731

Net increase (decrease) in shares outstanding	(36,790)	$(605,278)

Year ended October 31, 2011:
Shares sold	9,171,981	$112,567,009
Shares issued in reinvestment of dividends	7,501	87,155
Shares reacquired	(19,225,188)	(242,168,164)

Net increase (decrease) in shares outstanding before conversion	(10,045,706)	(129,514,000)
Shares issued upon conversion from Class A and C	64,428	800,508
Shares reacquired upon conversion into Class A	(4,881)	(56,372)

Net increase (decrease) in shares outstanding	(9,986,159)	$(128,769,864)

*	As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an

Prudential Large-Cap Core Equity Fund	33

Notes to Financial Statements

(Unaudited) continued

annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to December 16, 2011, the Funds had another Syndicated Credit Agreement of a $750 million commitment with an annualized commitment fee of 0.10% of the unused portion. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended April 30, 2012. The average daily balance for the 19 days the Fund had loans outstanding during the period was approximately $204,000, borrowed at a weighted average interest rate of 1.53%. At April 30, 2012, the Fund did not have an outstanding loan amount.

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not yet been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not yet been determined.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2012(a)		2011(a)		2010(a)	2009(a)	2008(a)	2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.84		$11.01		$9.71	$9.32	$14.85	$13.01
Income (loss) from investment operations:
Net investment income	.05		.05		.05	.09	.12	.09
Net realized and unrealized gain (loss) on investment transactions	1.41		.80		1.30	.40	(5.54)	1.82
Total from investment operations	1.46		.85		1.35	.49	(5.42)	1.91
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.02)		(.05)	(.10)	(.11)	(.07)
Distributions from net realized gains	(.79)		-		-	-	-	-
Total dividends and distributions	(.90)		(.02)		(.05)	(.10)	(.11)	(.07)
Net asset value, end of period	$12.40		$11.84		$11.01	$9.71	$9.32	$14.85
Total Return(b):	13.41%		7.71%		13.92%	5.40%	(36.75)%	14.72%

Ratios/Supplemental Data:
Net assets, end of period (000)	$66,507		$61,961		$64,473	$62,739	$68,021	$109,231
Average net assets (000)	$63,655		$65,724		$64,562	$58,578	$93,917	$95,001
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.20%	(d)(e)(f)	1.55%	(d)(e)	1.48%	1.55%	1.34%	1.16%
Expenses, excluding distribution and service (12b-1) fees	.95%	(d)(f)	1.27%	(d)	1.18%	1.25%	1.06%	.91%
Net investment income	.85%	(d)(f)	.43%	(d)	.45%	1.10%	.94%	.67%
Portfolio turnover rate	41%	(g)	121%		116%	116%	96%	90%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include the expenses of the underlying funds in which the Fund invests.

(d) Net of management fee waiver. If the investment manager had not waived expenses, the expense ratios including and excluding distribution and service (12b-1) fees and net investment income ratios would have been 1.43%, 1.18%, and .62%, respectively, for the six months ended April 30, 2012 and 1.67%, 1.39% and .31%, respectively, for the year ended October 31, 2011.

(e) Effective July 1, 2011, the distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares through February 28, 2013.

(f) Annualized.

(g) Not Annualized.

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	35

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2012(a)		2011(a)		2010(a)	2009(a)	2008(a)	2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.20		$10.47		$9.26	$8.87	$14.14	$12.42
Income (loss) from investment operations:
Net investment income (loss)	.01		(.03)		(.02)	.04	.03	.01
Net realized and unrealized gain (loss) on investment transactions	1.32		.76		1.23	.37	(5.29)	1.71
Total from investment operations	1.33		.73		1.21	.41	(5.26)	1.72
Less Dividends and Distributions:
Dividends from net investment income	(.03)		-		-	(.02)	(.01)	-
Distributions from net realized gains	(.79)		-		-	-	-	-
Total dividends and distributions	(.82)		-		-	(.02)	(.01)	-
Net asset value, end of period	$11.71		$11.20		$10.47	$9.26	$8.87	$14.14
Total Return(b):	12.88%		6.97%		13.07%	4.67%	(37.22)%	13.85%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,630		$4,038		$5,317	$6,555	$9,269	$24,883
Average net assets (000)	$3,811		$4,886		$5,904	$6,912	$16,689	$28,960
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.95%	(d)(e)	2.27%	(d)	2.18%	2.25%	2.06%	1.91%
Expenses, excluding distribution and service (12b-1) fees	.95%	(d)(e)	1.27%	(d)	1.18%	1.25%	1.06%	.91%
Net investment income (loss)	.13%	(d)(e)	(.28)%	(d)	(.22)%	.48%	.25%	(.03)%
Portfolio turnover rate	41%	(f)	121%		116%	116%	96%	90%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include the expenses of the underlying funds in which the Fund invests.

(d) Net of management fee waiver. If the investment manager had not waived expenses, the expense ratios including and excluding distribution and service (12b-1) fees and net investment income (loss) ratios would have been 2.18%, 1.18%, and (.10)%, respectively, for the six months ended April 30, 2012 and 2.38%, 1.38% and (.39)%, respectively, for the year ended October 31, 2011.

(e) Annualized.

(f) Not Annualized.

See Notes to Financial Statements.

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Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2012(a)		2011(a)		2010(a)	2009(a)	2008(a)	2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.21		$10.48		$9.26	$8.87	$14.14	$12.42
Income (loss) from investment operations:
Net investment income (loss)	.01		(.03)		(.02)	.04	.03	(.01)
Net realized and unrealized gain (loss) on investment transactions	1.32		.76		1.24	.37	(5.29)	1.73
Total from investment operations	1.33		.73		1.22	.41	(5.26)	1.72
Less Dividends and Distributions:
Dividends from net investment income	(.03)		-		-	(.02)	(.01)	-
Distributions from net realized gains	(.79)		-		-	-	-	-
Total dividends and distributions	(.82)		-		-	(.02)	(.01)	-
Net asset value, end of period	$11.72		$11.21		$10.48	$9.26	$8.87	$14.14
Total Return(b):	12.87%		6.97%		13.17%	4.67%	(37.22)%	13.85%

Ratios/Supplemental Data:
Net assets, end of period (000)	$21,211		$20,636		$22,496	$24,601	$30,243	$57,391
Average net assets (000)	$20,756		$22,444		$23,934	$24,715	$45,712	$50,597
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.95%	(d)(e)	2.27%	(d)	2.18%	2.25%	2.06%	1.91%
Expenses, excluding distribution and service (12b-1) fees	.95%	(d)(e)	1.27%	(d)	1.18%	1.25%	1.06%	.91%
Net investment income (loss)	.10%	(d)(e)	(.28)%	(d)	(.24)%	.44%	.23%	(.08)%
Portfolio turnover rate	41%	(f)	121%		116%	116%	96%	90%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include the expenses of the underlying funds in which the Fund invests.

(d) Net of management fee waiver. If the investment manager had not waived expenses, the expense ratios including and excluding distribution and service (12b-1) fees and net investment loss ratios would have been 2.18%, 1.18%, and (.13)%, respectively, for the six months ended April 30, 2012 and 2.39%, 1.39% and (.40)%, respectively, for the year ended October 31, 2011.

(e) Annualized.

(f) Not Annualized.

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	37

Financial Highlights

(Unaudited) continued

Class L Shares
	Six Months Ended April 30,		Year Ended October 31,					March 16, 2007(a) through October 31,
	2012(e)		2011(e)		2010(e)	2009(e)	2008(e)	2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.82		$11.00		$9.70	$9.30	$14.83	$13.16
Income (loss) from investment operations:
Net investment income	.04		.03		.03	.08	.09	.03
Net realized and unrealized gain (loss) on investment transactions	1.41		.79		1.30	.39	(5.54)	1.64
Total from investment operations	1.45		.82		1.33	.47	(5.45)	1.67
Less Dividends and Distributions:
Dividends from net investment income	(.09)		-		(.03)	(.07)	(.08)	-
Distributions from net realized gains	(.79)		-		-	-	-	-
Total dividends and distributions	(.88)		-		(.03)	(.07)	(.08)	-
Net asset value, end of period	$12.39		$11.82		$11.00	$9.70	$9.30	$14.83
Total Return(b):	13.26%		7.45%		13.74%	5.21%	(36.94)%	12.69%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,098		$3,847		$4,222	$4,860	$6,113	$12,962
Average net assets (000)	$3,974		$4,181		$4,625	$4,965	$9,856	$8,583
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.45%	(d)(f)	1.77%	(f)	1.68%	1.75%	1.56%	1.41%	(d)
Expenses, excluding distribution and service (12b-1) fees	.95%	(d)(f)	1.27%	(f)	1.18%	1.25%	1.06%	.91%	(d)
Net investment income	.60%	(d)(f)	.22%	(f)	.27%	.94%	.73%	.31%	(d)
Portfolio turnover rate	41%	(g)	121%		116%	116%	96%	90%	(g)

(a) Commencement of offering.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include the expenses of the underlying funds in which the Fund invests.

(d) Annualized.

(e) Calculated based on average shares outstanding during the period.

(f) Net of management fee waiver. If the investment manager had not waived expenses, the expense ratios including and excluding distribution and service (12b-1) fees and net investment income ratios would have been 1.68%, 1.18%, and .37%, respectively, for the six months ended April 30, 2012 and 1.89%, 1.39% and .10%, respectively, for the year ended October 31, 2011.

(g) Not Annualized.

See Notes to Financial Statements.

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Class M Shares
	Period Ended April 13,		Year Ended October 31,					March 16, 2007(a) through October 31,
	2012(e)(h)		2011(e)		2010(e)	2009(e)	2008(e)	2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.21		$10.48		$9.26	$8.87	$14.14	$12.59
Income (loss) from investment operations:
Net investment income (loss)	.02		(.03)		(.02)	.04	.03	(.02)
Net realized and unrealized gain (loss) on investment transactions	1.15		.76		1.24	.37	(5.29)	1.57
Total from investment operations	1.17		.73		1.22	.41	(5.26)	1.55
Less Dividends and Distributions:
Dividends from net investment income	(.03)		-		-	(.02)	(.01)	-
Distributions from net realized gains	(.79)		-		-	-	-	-
Total dividends and distributions	(.82)		-		-	(.02)	(.01)	-
Net asset value, end of period	$11.56		$11.21		$10.48	$9.26	$8.87	$14.14
Total Return(b):	11.33%		6.97%		13.17%	4.67%	(37.22)%	12.31%

Ratios/Supplemental Data:
Net assets, end of period (000)	$33		$735		$4,103	$8,052	$15,423	$42,909
Average net assets (000)	$344		$2,311		$5,918	$10,385	$29,289	$29,146
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.95%	(d)(f)	2.30%	(f)	2.18%	2.25%	2.06%	1.91%	(d)
Expenses, excluding distribution and service (12b-1) fees	.95%	(d)(f)	1.30%	(f)	1.18%	1.25%	1.06%	.91%	(d)
Net investment income (loss)	.41%	(d)(f)	(.27)%	(f)	(.15)%	.55%	.24%	(.19)%	(d)
Portfolio turnover rate	41%	(g)(i)	121%		116%	116%	96%	90%	(g)

(a) Commencement of offering.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include the expenses of the underlying funds in which the Fund invests.

(d) Annualized.

(e) Calculated based on average shares outstanding during the period.

(f) Net of management fee waiver. If the investment manager had not waived expenses, the expense ratios including and excluding distribution and service (12b-1) fees and net investment income (loss) ratios would have been 2.18%, 1.18%, and .18%, respectively, for the period ended April 13, 2012 and 2.36%, 1.36% and (.33)%, respectively, for the year ended October 31, 2011.

(g) Not Annualized.

(h) As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.

(i) Calculated as of April 30, 2012.

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	39

Financial Highlights

(Unaudited) continued

Class X Shares
	Six Months Ended April 30,		Year Ended October 31,					March 16, 2007(a) through October 31,
	2012(f)		2011(f)		2010(f)	2009(f)	2008(f)	2007(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.46		$10.65		$9.40	$8.97	$14.16	$12.60
Income (loss) from investment operations:
Net investment income	.05		.05		.06	.12	.13	.04
Net realized and unrealized gain (loss) on investment transactions	1.35		.78		1.24	.40	(5.28)	1.56
Total from investment operations	1.40		.83		1.30	.52	(5.15)	1.60
Less Dividends and Distributions:
Dividends from net investment income	(.12)		(.02)		(.05)	(.10)	(.06)	(.07)
Distributions from net realized gains	(.79)		-		-	-	-	-
Total dividends and distributions	(.91)		(.02)		(.05)	(.10)	(.06)	(.07)
Capital Contributions (Note 2)	-	(h)	-	(h)	- (h)	.01	.02	.03
Net asset value, end of period	$11.95		$11.46		$10.65	$9.40	$8.97	$14.16
Total Return(b):	13.28%		7.84%		13.91%	6.00%	(36.25)%	12.93%	(g)

Ratios/Supplemental Data:
Net assets, end of period (000)	$622		$837		$1,394	$2,096	$2,767	$6,283
Average net assets (000)	$748		$1,137		$1,689	$2,245	$4,698	$3,939
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.20%	(e)(i)	1.53%	(i)	1.43%	1.50%	1.38%	1.29%	(e)
Expenses, excluding distribution and service (12b-1) fees	.95%	(e)(i)	1.28%	(i)	1.18%	1.25%	1.06%	.91%	(e)
Net investment income	.89%	(e)(i)	.46%	(i)	.56%	1.46%	1.08%	.42%	(e)
Portfolio turnover rate	41%	(j)	121%		116%	116%	96%	90%	(j)

(a) Commencement of offering.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include the expenses of the underlying funds in which the Fund invests.

(d) Certain information has been adjusted to reflect a manager payment for sales charges incurred by shareholders in excess of regulatory limits.

(e) Annualized.

(f) Calculated based on average shares outstanding during the period.

(g) Total return has been adjusted to reflect the manager payment for sales charges in excess of regulatory limits.

(h) Less than $.005 per share.

(i) Net of management fee waiver. If the investment manager had not waived expenses, the expense ratios including and excluding distribution and service (12b-1) fees and net investment income ratios would have been 1.43%, 1.18%, and .66%, respectively, for the six months ended April 30, 2012 and 1.63%, 1.38% and .36%, respectively, for the year ended October 31, 2011.

(j)	Not Annualized.

See Notes to Financial Statements.

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Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2012(a)		2011(a)		2010(a)	2009(a)	2008(a)	2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.03		$11.18		$9.87	$9.47	$15.09	$13.21
Income (loss) from investment operations:
Net investment income	.07		.07		.08	.08	.15	.13
Net realized and unrealized gain (loss) on investment transactions	1.42		.83		1.30	.45	(5.63)	1.85
Total from investment operations	1.49		.90		1.38	.53	(5.48)	1.98
Less Dividends and Distributions:
Dividends from net investment income	(.15)		(.05)		(.07)	(.13)	(.14)	(.10)
Distributions from net realized gains	(.79)		-		-	-	-	-
Total dividends and distributions	(.94)		(.05)		(.07)	(.13)	(.14)	(.10)
Net asset value, end of period	$12.58		$12.03		$11.18	$9.87	$9.47	$15.09
Total Return(b):	13.44%		8.04%		14.09%	5.83%	(36.64)%	15.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$33,450		$32,419		$141,793	$202,941	$36,602	$23,950
Average net assets (000)	$32,623		$144,295		$145,193	$90,113	$20,386	$21,053
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.95%	(d)(e)	1.42%	(d)	1.18%	1.25%	1.06%	.91%
Expenses, excluding distribution and service (12b-1) fees	.95%	(d)(e)	1.42%	(d)	1.18%	1.25%	1.06%	.91%
Net investment income	1.11%	(d)(e)	.58%	(d)	.76%	.96%	1.25%	.93%
Portfolio turnover rate	41%	(f)	121%		116%	116%	96%	90%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include the expenses of the underlying funds in which the Fund invests.

(d) Net of management fee waiver. If the investment manager had not waived expenses, the expense ratios including and excluding distribution and service (12b-1) fees and net investment income ratios would have been 1.18%, 1.18%, and .88%, respectively, for the six months ended April 30, 2012 and 1.44%, 1.44% and .56%, respectively, for the year ended October 31, 2011.

(e) Annualized.

(f) Not Annualized.

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	41

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary •
Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Large-Cap Core Equity Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL LARGE-CAP CORE EQUITY FUND

SHARE CLASS	A	B	C	L	X	Z
NASDAQ	PTMAX	PTMBX	PTMCX	N/A	N/A	PTEZX
CUSIP	74441J100	74441J209	74441J308	74441J506	74441J704	74441J407

MF187E2    0226460-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL ABSOLUTE RETURN BOND FUND

SEMIANNUAL REPORT • APRIL 30, 2012

Fund Type

Absolute Return Bond

Objective

To seek positive returns over the long term, regardless of market conditions

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

June 15, 2012

Dear Shareholder:

After an extraordinary career at Prudential, Judy Rice retired at the end of 2011 as President of Prudential Investments and President and Trustee of the Prudential Absolute Return Bond Fund (the Fund). While she will remain as Chairman of Prudential Investments until the end of 2012, I was named to succeed her as President of Prudential Investments and President and Trustee of the Fund effective January 1, 2012. I previously served as Executive Vice President of Retail Mutual Fund Distribution for Prudential Investments for the past six years.

Since this is my first letter to shareholders, I would like to recognize Judy for the significant contributions she made in building the Prudential Investments fund family and her unflagging commitment to helping investors like you meet the challenges of a rapidly changing investment environment. My goal is to build on Judy’s accomplishments, with a particular focus on delivering the solutions you need to address your financial goals.

I hope you find the semiannual report for the Fund informative. We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio, including stock and bond mutual funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial professional can help you create a diversified investment plan that reflects your personal investor profile and risk tolerance. Keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets. We encourage you to call your financial professional before making any investment decision.

Prudential Investments provides a wide range of mutual funds to choose from that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of Prudential Financial’s affiliated asset managers. Thank you for choosing the Prudential Investments family of mutual funds.

Sincerely,

Stuart S. Parker, President

Prudential Absolute Return Bond Fund

Prudential Absolute Return Bond Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A shares have a maximum initial sales charge of 4.50%. Gross operating expenses: Class A, 2.05%; Class C, 2.75%; Class Q, 1.74%; Class Z, 1.75%. Net operating expenses: Class A, 1.19%; Class C, 1.94%; Class Q, 0.93%; Class Z, 0.94%, after contractual reduction through 2/28/2013.

Cumulative Total Returns (Without Sales Charges) as of 4/30/12
	Six Months	One Year	Since Inception
Class A	2.38%	0.61%	1.09%
Class C	2.07	–0.23	0.30
Class Q	2.69	0.82	1.56
Class Z	2.57	0.65	1.41
BofAML USD LIBOR 3-Month CM Index	0.25	0.36	0.39
Lipper Absolute Return Funds Average	1.16	–3.01	–1.94

Average Annual Total Returns (With Sales Charges) as of 3/31/12
		One Year	Since Inception
Class A		–3.60%	–3.57%
Class C		–0.75	0.23
Class Q		1.40	1.39
Class Z		1.26	1.25
BofAML USD LIBOR 3-Month CM Index		0.35	0.35
Lipper Absolute Return Funds Average		–1.71	–1.71

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception date: 3/30/11

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 4.50%, and an annual 12b-1 fee of up to 0.30%. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class C shares are not subject to a front-end sales charge, but are subject to a CDSC of 1% for shares sold within 12 months from the date of

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purchase, and an annual 12b-1 fee of 1%. Class Q and Class Z shares are not subject to a sales charge or 12b-1 fees. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

BofAML USD LIBOR 3-Month CM Index

The BofA Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity (CM) Index is an unmanaged index which tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

Lipper Absolute Return Funds Average

Funds in the Lipper Absolute Return Funds Average aim for positive returns in all market conditions. The funds are not benchmarked against a traditional long-only market index but rather have the aim of outperforming a cash or risk-free benchmark.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Distributions and Yields as of 4/30/12
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.18	2.33%
Class C	0.14	1.87
Class Q	0.20	2.63
Class Z	0.19	2.89

Five Largest Holdings expressed as a percentage of net assets as of 4/30/12
U.S. Treasury Note, 4.25%, 9/30/2012	5.4%
Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A	2.3
Grosvenor Place CLO BV (Netherlands), Ser. I-X, Class A1, RegS	1.6
LCM LP (Cayman Islands), Ser. 2010-8A, Class A, 144A	1.3
LCM LP (Cayman Islands), Ser. 2005-3A, Class A, 144A	1.3

Holdings reflect only long-term investments and are subject to change.

Prudential Absolute Return Bond Fund	3

Your Fund’s Performance (continued)

Credit Quality* expressed as a percentage of net assets as of 4/30/12
U.S. Government & Agency	6.7%
Aaa	32.6
Aa	3.6
A	9.6
Baa	19.8
Ba	15.3
B	11.0
Not Rated	3.5
Total Investments	102.1
Liabilities in excess of other assets	–2.1
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit Quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2011, at the beginning of the period, and held through the six-month period ended April 30, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Absolute Return Bond Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Absolute Return Bond Fund		Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,023.80	1.19%	$5.99
	Hypothetical	$1,000.00	$1,018.95	1.19%	$5.97

Class C	Actual	$1,000.00	$1,020.70	1.94%	$9.75
	Hypothetical	$1,000.00	$1,015.22	1.94%	$9.72

Class Q	Actual	$1,000.00	$1,026.90	0.93%	$4.69
	Hypothetical	$1,000.00	$1,020.24	0.93%	$4.67

Class Z	Actual	$1,000.00	$1,025.70	0.94%	$4.73
	Hypothetical	$1,000.00	$1,020.19	0.94%	$4.72

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2012, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of April 30, 2012 (Unaudited)

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)

LONG-TERM INVESTMENTS 99.2%
ASSET-BACKED SECURITIES 23.6%

Collateralized Loan Obligations, Debt Obligations and Other Asset-Backed Securities 15.0%
Apidos CDO (Cayman Islands), Ser. 2006-4A, Class A1, 144A(a)	Aaa	0.716%	10/27/18		$500	$476,818
Ser. 2011-8A, Class A1, 144A(a)	Aaa	1.966	10/17/21		250	248,305
Fuel Trust, Sec’d. Notes, 144A	Baa2	4.207	04/15/16		200	208,843
Grosvenor Place CLO BV (Netherlands), Ser. I-X, Class A1, RegS(a)	Aaa	0.991	07/20/21	EUR	494	615,631
Gulf Stream Sextant CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class A1A, 144A(a)	Aaa	0.723	08/21/20		243	236,665
Hewett’s Island CDO Ltd. (Cayman Islands), Ser. 2004-1A, Class A1, 144A(a)	Aaa	0.814	12/15/16		162	160,479
LCM LP (Cayman Islands),
Ser. 2005-3A, Class A, 144A(a)	Aaa	0.748	06/01/17		500	486,759
Ser. 2010-8A, Class A, 144A(a)	AAA(b)	2.067	01/14/21		500	503,368
Lightpoint CLO Ltd. (Cayman Islands), Ser. 2005-3A, Class A1A, 144A(a)	Aaa	0.734	09/15/17		407	394,545
Monument Park CDO Ltd. (Cayman Islands), Ser. 2004-1A, Class A1, 144A(a)	Aaa	1.016	01/20/16		170	168,214
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2004-3A, Class A2L, 144A(a)	Aaa	1.303	02/15/16		200	193,651
Ser. 2005-4A, Class A1L, 144A(a)	Aaa	0.724	03/15/18		494	478,055
Primus CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class A1A, 144A(a)	Aaa	0.702	01/15/19		203	198,089

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	7

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations, Debt Obligations and Other Asset-Backed Securities (cont’d.)
Rosedale CLO Ltd. (Cayman Islands), Ser. I-A, Class A1S, 144A(a)	Aaa	0.716%	07/24/21	$198	$191,854
Stanfield Vantage CLO Ltd. (Cayman Islands), Ser. 2005-1A, Class A1, 144A(a)	Aaa	0.774	03/21/17	235	229,299
Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A(a)	Aaa	0.797	11/01/18	900	872,088

					5,662,663

Residential Mortgage-Backed Securities 8.6%
Argent Securities, Inc., Ser. 2003-W5, Class M1(a)	Baa1	0.939	10/25/33	159	122,383
Bear Stearns Asset Backed Securities Trust, Ser. 2003-3, Class A2(a)	A3	0.829	06/25/43	248	215,807
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2002-3, Class 2A1(a)	A1	0.879	08/25/32	316	231,805
Citigroup Mortgage Loan Trust, Inc., Ser. 2005-OPT1, Class M1(a)	Aa3	0.659	02/25/35	317	257,005
Countrywide Asset-Backed Certificates, Ser. 2004-1, Class M1(a)	Ba1	0.989	03/25/34	390	301,601
Credit-Based Asset Servicing and Securitization LLC, Ser. 2003-CB3, Class AF1	A2	3.379	12/25/32	301	252,206
Ser. 2003-CB5, Class M1(a)	Ba1	1.259	11/25/33	344	277,373
Finance America Mortgage Loan Trust, Ser. 2003-1, Class M1(a)	Ba1	1.289	09/25/33	370	295,210
HSBC Home Equity Loan Trust, Ser. 2006-2, Class A2(a)	Aaa	0.420	03/20/36	237	218,641
Ser. 2007-3, Class A4(a)	Aa2	1.740	11/20/36	250	203,051

See Notes to Financial Statements.

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Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Morgan Stanley ABS Capital I, Ser. 2004-WMC1, Class M1(a)	Ba1	1.169%	06/25/34	$298	$236,063
Residential Asset Securities Corp., Ser. 2005-KS8, Class M1(a)	Baa3	0.649	08/25/35	300	264,259
Specialty Underwriting & Residential Finance, Ser. 2003-BC4, Class M1(a)	Ba3	1.139	11/25/34	274	212,036
Structured Asset Securities Corp., Ser. 2005-WF4, Class M1(a)	Baa3	0.639	11/25/35	250	176,078

					3,263,518

TOTAL ASSET-BACKED SECURITIES (cost $8,961,279)					8,926,181

BANK LOANS(a) 6.3%

Automotive 0.7%
Chrysler LLC	Ba2	5.220	05/24/17	83	84,282
Delphi Corp.	Baa2	3.500	03/31/17	163	163,042

					247,324

Banking 0.3%
JBS USA LLC	Ba3	4.250	05/25/18	99	99,002

Capital Goods 0.7%
Dealer Computer Services, Inc.	Ba2	3.750	04/21/18	82	82,306
Hertz Corp.	Ba1	1.000	03/12/18	100	97,000
Terex Corp.	Ba2	5.500	04/28/17	100	100,246

					279,552

Chemicals 0.5%
Ashland, Inc.	Baa3	3.750	08/23/18	99	99,551
Houghton International, Inc.	B1	6.750	01/29/16	99	99,243

					198,794

Consumer 0.2%
Visant Corp.	Ba3	5.250	12/22/16	94	92,866

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	9

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

BANK LOANS(a) (Continued)

Electric 0.3%
AES Corp.	Ba1	4.250%	06/01/18	$99	$99,268
Texas Competitive Electric Holdings Co. LLC	B2	4.741	10/10/17	48	26,570

					125,838

Foods 0.4%
OSI Restaurant Partners, Inc.	B3	0.294	06/14/13	45	44,466
OSI Restaurant Partners, Inc.	B3	2.563	06/14/14	103	101,474

					145,940

Gaming 0.3%
Scientific Games Corp.	Ba1	2.995	06/30/15	100	99,500

Healthcare & Pharmaceutical 1.5%
Drumm Investors LLC	B1	4.023	05/04/18	99	93,464
HCA, Inc.	Ba3	3.720	03/31/17	200	196,778
HCR HealthCare LLC	Ba3	5.000	04/06/18	99	97,391
PTS Acquisition Corp.	Ba3	4.474	09/15/16	49	49,388
RPI Finance Trust	Baa2	4.000	05/09/18	149	148,884

					585,905

Metals 0.3%
Schaeffler AG	B1	6.000	01/27/17	100	100,417

Real Estate Investment Trusts 0.3%
C.B. Richard Ellis Services, Inc.	Ba1	3.740	09/04/19	99	98,630

Technology 0.8%
CDW LLC	B1	4.000	07/15/17	87	85,387
First Data Corp.	B1	4.240	03/26/18	141	128,171
Sensata Technologies BV	Ba3	4.000	05/12/18	99	99,249

					312,807

TOTAL BANK LOANS (cost $2,411,743)					2,386,575

COMMERCIAL MORTGAGE-BACKED SECURITIES 20.5%
Banc of America Commercial Mortgage, Inc., Ser. 2006-1, Class A2(a)	Aaa	5.334	09/10/45	50	50,361

See Notes to Financial Statements.

10	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Ser. 2006-6, Class A2	Aaa	5.309%	10/10/45	$376	$377,837
Ser. 2007-1, Class A3	Aaa	5.449	01/15/49	272	287,904
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser. 2007-1, Class AAB	Aaa	5.422	01/15/49	38	40,180
Ser. 2007-2, Class A3(a)	AAA(b)	5.791	04/10/49	200	221,217
Ser. 2007-5, Class A3	AAA(b)	5.620	02/10/51	30	31,741
Bear Stearns Commercial Mortgage Securities, Ser. 2005-PWR7, Class A2	Aaa	4.945	02/11/41	195	195,145
Ser. 2006-PW11, Class A4(a)	AAA(b)	5.620	03/11/39	200	224,535
Ser. 2006-PW14, Class A2	AAA(b)	5.123	12/11/38	48	48,257
Ser. 2007-PW17, Class A3	AAA(b)	5.736	06/11/50	280	290,452
Ser. 2007-T26, Class A2	AAA(b)	5.330	01/12/45	29	29,464
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A2	Aaa	5.408	01/15/46	134	133,979
Ser. 2006-CD3, Class A5	Aaa	5.617	10/15/48	20	22,599
Ser. 2007-CD4, Class A2B	Aaa	5.205	12/11/49	52	52,914
Ser. 2007-CD4, Class A3	Aaa	5.293	12/11/49	200	211,418
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class AM(a)	AA-(b)	5.596	02/15/39	20	21,699
Ser. 2007-C3, Class A2(a)	Aaa	5.867	06/15/39	77	77,411
Ser. 2007-C4, Class A3(a)	Aaa	5.967	09/15/39	200	209,931
FHLMC Multifamily Structured Pass Through Certificates, I/O, Ser. K501, Class X1A(a)	Aaa	1.758	08/25/16	400	23,101
Ser. K704, Class X1(a)	NR	2.165	08/25/18	300	31,568
GE Capital Commercial Mortgage Corp., Ser. 2007-C1, Class AAB	Aaa	5.477	12/10/49	153	159,526
GMAC Commercial Mortgage Securities, Inc., Ser. 2006-C1, Class A4(a)	AAA(b)	5.238	11/10/45	30	32,571
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG3, Class A3	Aaa	4.569	08/10/42	200	204,250
Ser. 2005-GG5, Class AAB(a)	Aaa	5.190	04/10/37	158	166,753
Ser. 2007-GG9, Class A2	Aaa	5.381	03/10/39	343	347,131
Ser. 2007-GG11, Class A3	AAA(b)	5.716	12/10/49	200	208,846

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	11

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class A2(a)	AAA(b)	5.506%	04/10/38	$66	$66,637
Ser. 2006-GG8, Class A2	Aaa	5.479	11/10/39	63	63,661
Ser. 2006-GG8, Class A3	Aaa	5.542	11/10/39	200	206,665
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2004-CBX, Class AJ(a)	Aa1	4.951	01/12/37	200	202,712
Ser. 2005-CB13, Class A3A1(a)	Aaa	5.461	01/12/43	47	47,805
Ser. 2005-LDP4, Class AM(a)	Aa2	4.999	10/15/42	200	213,298
Ser. 2006-LDP6, Class ASB(a)	Aaa	5.490	04/15/43	140	147,568
Ser. 2007-LD11, Class A3(a)	Aaa	6.003	06/15/49	218	230,857
Ser. 2007-LD12, Class A2	Aaa	5.827	02/15/51	374	377,938
LB Commercial Conduit Mortgage Trust, Ser. 2007-C3, Class A3(a)	Aaa	6.101	07/15/44	172	185,091
LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A3	Aaa	4.647	07/15/30	63	62,951
Ser. 2006-C3, Class A4(a)	Aaa	5.661	03/15/39	200	224,103
Ser. 2006-C6, Class A2	Aaa	5.262	09/15/39	4	3,926
Ser. 2006-C7, Class A2	AAA(b)	5.300	11/15/38	159	159,376
Ser. 2007-C2, Class A2	AAA(b)	5.303	02/15/40	70	70,043
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class AM(a)	A(b)	5.848	05/12/39	30	31,985
Ser. 2007-C1, Class A3(a)	A+(b)	6.032	06/12/50	445	462,205
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-1, Class AM(a)	A(b)	5.656	02/12/39	20	21,282
Ser. 2006-2, Class AM(a)	Aa2	6.102	06/12/46	100	106,395
Ser. 2006-4, Class A2(a)	Aaa	5.112	12/12/49	49	48,653
Morgan Stanley Capital I, Ser. 2004-IQ8, Class A4	AAA(b)	4.900	06/15/40	41	41,237
Ser. 2006-HQ9, Class A2	AAA(b)	5.618	07/12/44	93	92,602
Ser. 2007-HQ11, Class A2	Aaa	5.359	02/12/44	88	87,907
Ser. 2007-HQ11, Class A31	Aaa	5.439	02/12/44	160	169,242
Ser. 2007-IQ14, Class AAB(a)	Aaa	5.654	04/15/49	200	214,570
Wachovia Bank Commercial Mortgage Trust, Ser. 2004-C10, Class A4	Aaa	4.748	02/15/41	22	22,820
Ser. 2007-C30, Class A3	Aaa	5.246	12/15/43	149	151,122
Ser. 2007-C33, Class A2(a)	Aaa	6.053	02/15/51	179	179,615

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Ser. 2007-C33, Class A4(a)	Aaa	6.098%	02/15/51	$160	$179,169

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $7,723,047)					7,772,225

CORPORATE BONDS 35.9%

Aerospace & Defense 0.7%
Alliant Techsystems, Inc., Gtd. Notes	Ba3	6.750	04/01/16	100	102,375
BE Aerospace, Inc., Sr. Unsec’d. Notes	Ba2	8.500	07/01/18	85	94,138
Moog, Inc., Sr. Sub. Notes	Ba3	7.250	06/15/18	75	79,875

					276,388

Airlines 0.7%
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. 071A	Baa1	5.983	04/19/22	109	118,600
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. A	Baa2	5.300	04/15/19	121	127,827

					246,427

Automotive 0.1%
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	Baa1	2.700	03/15/17	25	24,998

Banking 6.3%
Abbey National Treasury Services PLC (United Kingdom), Gtd. Notes.	A1	2.875	04/25/14	50	49,256
American Express Co., Sr. Unsec’d. Notes	A3	8.125	05/20/19	130	172,181
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	5.875	01/05/21	130	136,006
Capital One Financial Corp., Sub. Notes	Baa2	6.150	09/01/16	110	121,601

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	13

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.125%	05/15/18	$130	$144,302
Sub. Notes	Baa1	5.000	09/15/14	100	103,416
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.125	01/15/15	100	105,180
Sr. Unsec’d. Notes	A1	5.750	01/24/22	100	104,419
Sub. Notes	A2	5.625	01/15/17	130	135,950
HSBC Bank PLC (United Kingdom), Sr. Notes, 144A	Aa2	3.500	06/28/15	120	125,217
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(a)	Baa1	7.900	04/29/49	130	142,433
Sr. Unsec’d. Notes	Aa3	3.150	07/05/16	15	15,546
Sr. Unsec’d. Notes	Aa3	6.000	01/15/18	130	150,206
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN	A1	5.800	01/13/20	100	103,660
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625	09/23/19	130	128,448
PNC Funding Corp., Gtd. Notes.	A3	2.700	09/19/16	50	52,039
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes.	A2	4.875	03/16/15	100	103,919
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa1	4.625	04/19/16	35	34,879
Shinhan Bank (South Korea), Sr. Notes, RegS	A1	4.125	10/04/16	200	208,526
US Bancorp, Jr. Sub. Notes	A2	3.442	02/01/16	130	134,863
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	A2	2.100	05/08/17	100	99,920

					2,371,967

Cable 2.9%
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A	Ba3	6.750	11/15/21	50	51,875
Sr. Unsec’d. Notes	Ba3	8.500	04/15/14	250	275,625
Sr. Unsec’d. Notes	Ba3	8.625	02/15/19	35	39,725

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)

CORPORATE BONDS (Continued)

Cable (cont’d.)
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16		$130	$137,242
Dish DBS Corp., Gtd. Notes	Ba2	6.625	10/01/14		200	217,000
UPC Holding BV (Netherlands), Sec’d. Notes, 144A	B2	9.875	04/15/18		150	165,750
Videotron Ltee (Canada), Gtd. Notes	Ba1	9.125	04/15/18		200	221,000

						1,108,217

Capital Goods 1.1%
Actuant Corp., Gtd. Notes, 144A	Ba2	5.625	06/15/22		75	76,969
Case New Holland, Inc., Gtd. Notes	Ba2	7.750	09/01/13		100	106,750
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $44,987; purchased 03/12/12)(c)(d)	Baa1	2.750	03/15/17		45	45,283
Hertz Holdings Netherlands BV (Netherlands), Sr. Sec’d. Notes, RegS	B1	8.500	07/31/15	EUR	100	142,959
Xylem, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.875	10/01/21		50	54,445

						426,406

Chemicals 0.4%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	5.900	02/15/15		120	134,870

Consumer 0.4%
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875	04/15/16		128	138,881

Electric 0.9%
DTE Energy Co., Sr. Unsec’d. Notes(a)	Baa2	1.180	06/03/13		50	50,209
EDP Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	Ba1	5.375	11/02/12		100	100,250

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	15

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Electric (cont’d.)
Entergy Corp., Sr. Unsec’d. Notes	Baa3	4.700%	01/15/17	$75	$78,663
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	3.150	04/01/22	75	74,902
Southwestern Electric Power Co., Sr. Unsec’d. Notes	Baa3	3.550	02/15/22	20	20,139

					324,163

Energy - Other 2.1%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.375	09/15/17	100	118,841
Cameron International Corp., Sr. Unsec’d. Notes(a)	Baa1	1.414	06/02/14	125	125,184
Forest Oil Corp., Gtd. Notes	B1	8.500	02/15/14	200	215,001
Nabors Industries, Inc., Gtd. Notes	Baa2	6.150	02/15/18	80	93,233
Noble Holding International Ltd. (Cayman Islands), Gtd. Notes	Baa1	2.500	03/15/17	25	25,366
Phillips 66, Gtd. Notes, 144A	Baa1	2.950	05/01/17	25	25,653
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	5.050	12/15/16	75	81,441
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.150	03/15/13	100	103,516

					788,235

Foods 1.6%
ARAMARK Corp., Gtd. Notes	B3	8.500	02/01/15	200	205,002
Dole Food Co., Inc., Sec’d. Notes	B2	13.875	03/15/14	100	114,250
Molson Coors Brewing Co., Gtd. Notes	Baa2	2.000	05/01/17	50	50,164
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba2	10.000	07/15/14	100	117,000
Stater Bros. Holdings, Inc., Gtd. Notes	B2	7.750	04/15/15	125	127,813

					614,229

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Gaming 1.8%
Marina District Finance Co., Inc., Sr. Sec’d. Notes	B2	9.875%	08/15/18	$100	$96,000
MGM Resorts International, Sr. Sec’d. Notes	Ba2	11.125	11/15/17	200	226,500
Sr. Sec’d. Notes	Ba2	13.000	11/15/13	100	116,000
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse
HSP Gaming Finance Corp., Sec’d. Notes, 144A	B2	8.625	04/15/16	100	106,375
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $139,688; purchased 04/12/11)(c)(d)	B1	11.375	07/15/16	125	134,531

					679,406

Healthcare & Pharmaceutical 1.0%
Express Scripts Holding Co., Gtd. Notes, 144A	Baa3	2.100	02/12/15	50	50,746
HCA, Inc., Sr. Unsec’d. Notes	B3	7.190	11/15/15	100	103,250
Sr. Unsec’d. Notes, MTN	B3	9.000	12/15/14	200	220,000

					373,996

Insurance 2.3%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.000	06/15/16	50	58,120
Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes	Baa1	7.500	08/01/16	100	115,510
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400	12/15/20	130	149,326
AON Corp., Sr. Unsec’d. Notes	Baa2	3.125	05/27/16	110	113,802
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	Baa3	5.125	04/15/22	25	25,251
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	Baa2	6.700	08/15/16	115	127,912
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.200	03/15/22	70	70,195

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	17

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Markel Corp., Sr. Unsec’d. Notes	Baa2	7.125%	09/30/19	$130	$150,270
WR Berkley Corp., Sr. Unsec’d. Notes	Baa2	4.625	03/15/22	75	76,245

					886,631

Lodging 0.7%
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.000	03/01/19	115	114,329
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	4.250	03/01/22	25	25,147
Sr. Unsec’d. Notes	Baa3	5.750	02/01/18	120	133,201

					272,677

Media & Entertainment 1.3%
Lamar Media Corp., Gtd. Notes	Ba3	9.750	04/01/14	175	197,969
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.625	02/01/14	250	289,375

					487,344

Metals 3.2%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	4.500	02/25/17	75	75,509
Sr. Unsec’d. Notes	Baa3	9.850	06/01/19	50	60,435
Arch Western Finance LLC, Sr. Sec’d. Notes	B1	6.750	07/01/13	25	25,000
Berau Capital Resources Pte. Ltd. (Singapore), Gtd. Notes, RegS	B1	12.500	07/08/15	200	223,500
Bumi Capital Pte. Ltd. (Singapore), Sr. Sec’d. Notes, RegS	Ba3	12.000	11/10/16	100	110,000
Century Aluminum Co., Sec’d. Notes	B(b)	8.000	05/15/14	125	127,501
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Baa3	2.150	03/01/17	50	49,520
Indo Integrated Energy II BV, (Netherlands), Sr. Sec’d. Notes, RegS	B1	9.750	11/05/16	100	109,500

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Metals (cont’d.)
Peabody Energy Corp., Gtd. Notes, 144A	Ba1	6.000%	11/15/18	$100	$101,500
Steel Dynamics, Inc., Gtd. Notes	Ba2	6.750	04/01/15	150	152,625
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	3.000	03/01/19	125	124,844
Xstrata Finance Canada Ltd (Canada), Gtd. Notes, 144A	Baa2	2.850	11/10/14	50	51,185

					1,211,119

Non-Captive Finance 1.5%
CIT Group, Inc., Gtd. Notes, 144A	B1	7.000	05/02/17	100	100,250
General Electric Capital Corp., Unsec’d. Notes, MTN	A1	2.300	04/27/17	100	100,136
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	5.750	05/15/16	25	25,429
Sr. Unsec’d. Notes	B1	6.250	05/15/19	25	25,247
Sr. Unsec’d. Notes	B1	8.625	09/15/15	90	99,675
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000	03/25/20	100	106,250
Springleaf Finance Corp., Sr. Unsec’d. Notes, Ser. H, MTN	B3	5.375	10/01/12	100	98,500

					555,487

Paper 1.0%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $35,100; purchased 04/20/11)(c)(d)	Baa3	5.400	11/01/20	35	39,891
Graphic Packaging International, Inc., Gtd. Notes	B2	9.500	06/15/17	150	166,500
International Paper Co., Sr. Unsec’d. Notes	Baa3	9.375	05/15/19	100	133,648
Rock-Tenn Co., Unsec’d. Notes, 144A	Ba1	4.450	03/01/19	35	35,637

					375,676

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	19

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Pipelines & Other 0.1%
Sempra Energy, Sr. Unsec’d. Notes	Baa1	2.300%	04/01/17	$50	$51,286

Real Estate Investment Trusts 0.7%
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	4.600	06/15/13	130	133,330
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	5.500	11/15/15	50	54,409
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125	05/30/18	60	70,848

					258,587

Retailers 0.4%
AutoZone, Inc., Sr. Unsec’d. Notes	Baa2	3.700	04/15/22	50	50,880
Macy’s Retail Holdings, Inc., Gtd. Notes	Baa3	5.900	12/01/16	100	114,800

					165,680

Technology 1.8%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375	11/01/15	50	51,832
Fiserv, Inc., Gtd. Notes	Baa2	3.125	06/15/16	35	36,210
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, Ser. EXcH(a)	B3	3.217	10/15/13	75	75,000
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000	05/01/14	100	112,750
STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A	Ba1	7.500	08/12/15	100	107,500
SunGard Data Systems, Inc., Sr. Sec’d. Notes	B3	4.875	01/15/14	100	101,875
Unisys Corp., Sr. Sec’d. Notes, 144A	Ba1	12.750	10/15/14	100	110,875
Xerox Corp., Sr. Unsec’d. Notes(a)	Baa2	1.318	05/16/14	100	99,491

					695,533

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Telecommunications 2.2%
Digicel Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	B1	12.000%	04/01/14	$100	$111,250
Eileme 2 AB (Sweden), Gtd. Notes, 144A	B3	11.625	01/31/20	200	206,000
Embarq Corp., Sr. Unsec’d. Notes (original cost $135,646; purchased 05/04/11 - 05/11/11)(c)(d)	Baa3	7.082	06/01/16	120	136,389
Nextel Communications, Inc., Gtd. Notes, Ser. E	B+(b)	6.875	10/31/13	60	60,000
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	3.992	02/16/16	120	116,024
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Ireland), Sr. Unsec’d. Notes, 144A(c)	Ba3	9.125	04/30/18	200	219,999

					849,662

Tobacco 0.7%
Altria Group, Inc., Gtd. Notes	Baa1	9.950	11/10/38	60	94,786
Lorillard Tobacco Co., Gtd. Notes	Baa2	3.500	08/04/16	15	15,718
Reynolds American, Inc., Gtd. Notes	Baa3	6.750	06/15/17	115	137,960

					248,464

TOTAL CORPORATE BONDS (cost $13,346,251)					13,566,329

MUNICIPAL BOND 0.3%
State of Illinois, GO (cost $125,530)	A2	3.321	01/01/13	125	127,108

NON-CORPORATE FOREIGN AGENCIES 3.3%
Corp. Andina de Fomento (Supranational), Sr. Unsec’d. Notes	A1	3.750	01/15/16	70	73,171
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	A1	4.125	09/09/15	100	105,314

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	21

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)

NON-CORPORATE FOREIGN AGENCIES (Continued)
Gazprom OAO Via Gazprom International (Luxembourg), Sr. Unsec’d. Notes, 144A	BBB+(b)	7.201%	02/01/20		$58	$63,984
KazMunaygas National Co. (Kazakhstan), Sr. Unsec’d. Notes, 144A, MTN	Baa3	8.375	07/02/13		100	105,874
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250	06/17/14		100	107,998
Majapahit Holding BV (Netherlands), Gtd. Notes, 144A	Baa3	7.750	10/17/16		200	229,500
National Agricultural Cooperative Federation (South Korea), Sr. Unsec’d. Notes, 144A, MTN	A1	3.500	02/08/17		200	201,207
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	Baa1	4.875	01/24/22		50	53,306
Petroleos de Venezuela SA (Venezuela), Sr. Unsec’d. Notes, Ser. 2014	NR	4.900	10/28/14		200	182,500
VTB Bank OJSC Via VTB Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A(c)	Baa1	6.875	05/29/18		100	105,521

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $1,197,433)						1,228,375

SOVEREIGNS 2.6%
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, Ser. E, MTN	NR	2.750	03/05/15		45	45,607
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	Baa2	4.875	01/22/21		175	200,900
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	Baa3	3.750	04/25/22		200	197,000
Sr. Unsec’d. Notes, RegS	Baa3	6.750	03/10/14		200	214,500
Ireland Government Bond (Ireland), Bonds	Ba1	4.500	04/18/20	EUR	45	51,341

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)

SOVEREIGNS (Continued)
Italy Buoni Poliennali del Tesoro (Italy), Bonds	A3	4.750%	05/01/17	EUR	75	$99,843
Mexican Bonos (Mexico), Bonds, Ser. M 30	Baa1	10.000	11/20/36	MXN	1,000	99,204
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	Baa3	7.500	10/14/14	EUR	40	59,699

TOTAL SOVEREIGNS (cost $958,131)						968,094

U.S. TREASURY OBLIGATIONS 6.7%
U.S. Treasury Note		0.375	04/15/15		250	249,981
U.S. Treasury Note(e)		2.000	02/15/22		250	251,874
U.S. Treasury Note		4.250	09/30/12		2,000	2,034,061

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,532,731)						2,535,916

TOTAL LONG-TERM INVESTMENTS (cost $37,256,145)						37,510,803

				Shares
SHORT-TERM INVESTMENTS 2.9%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(f) (cost $1,098,976)					1,098,976	1,098,976

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	23

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Description	Contracts	Value (Note 1)

OPTIONS PURCHASED*

Put Options
10 Year U.S. Treasury Notes, expiring 05/25/12, Strike Price $130.500 (cost $2,531)	7	$1,094

TOTAL SHORT-TERM INVESTMENTS (cost $1,101,507)		1,100,070

TOTAL INVESTMENTS 102.1% (cost $38,357,652; Note 5)		38,610,873
Liabilities in excess of other assets(g) (2.1)%		(780,876)

NET ASSETS 100.0%		$37,829,997

The	following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ABS—Asset-Based Security

AUD—Australian Dollar

BBR—New Zealand Bank Bill Rate

BRL—Brazilian Real

CAD—Canadian Dollar

CDO—Collateralized Debt Obligation

CLO—Collateralized Loan Obligation

CLP—Chilean Peso

CNY—Chinese Yuan Renminbi

COP—Colombian Peso

CPI—Consumer Price Index

CZK—Czech Koruna

EUR—Euro

FHLMC—Federal Home Loan Mortgage Corp.

GBP—British Pound

GO—General Obligation

HUF—Hungarian Forint

INR—Indian Rupee

I/O—Interest Only

JPY—Japanese Yen

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

JIBAR—Johannesburg Interbank Agreed Rate

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

MTN—Medium Term Note

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NR—Not Rated by Moody’s or Standard & Poor’s

NSA—Non-Seasonally Adjusted

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SGD—Singapore Dollar

SEK—Swedish Krona

THB—Thai Baht

TRY—Turkish Lira

ZAR—South African Rand

†	The ratings reflected are as of April 30, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2012.
(b)	Standard & Poor’s Rating.
(c)	Indicates a security that has been deemed illiquid.
(d)	Indicates a restricted security; the aggregate original cost of such securities is $355,421. The aggregate value of $356,094 is approximately 0.9% of net assets.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	25

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at April 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2012	Unrealized Appreciation/ (Depreciation)
	Long Positions:
3	2 Year U.S. Treasury Notes	Jun. 2012	$661,601	$661,641	$40
54	5 Year U.S. Treasury Notes	Jun. 2012	6,681,356	6,685,031	3,675
1	Australia 10 Year Bond	Jun. 2012	123,086	124,846	1,760

					5,475

	Short Positions:
4	10 Year U.S. Treasury Notes	Jun. 2012	527,241	529,125	(1,884)
4	U.S. Long Bond	Jun. 2012	567,491	571,500	(4,009)
4	U.S. Ultra Bond	Jun. 2012	630,616	631,250	(634)

					(6,527)

					$(1,052)

Forward foreign currency exchange contracts outstanding at April 30, 2012:

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2012	Unrealized Appreciation/ (Depreciation)
Australian Dollar
Expiring 05/23/12	Morgan Stanley	AUD	72,433	$74,700	$75,269	$569
Expiring 05/23/12	Morgan Stanley	AUD	70,737	73,300	73,507	207
Expiring 05/23/12	Morgan Stanley	AUD	68,745	72,200	71,438	(762)
Expiring 05/23/12	UBS AG	AUD	52,718	54,700	54,782	82
Brazilian Real
Expiring 07/11/12	UBS AG	BRL	160,060	85,603	82,811	(2,792)
British Pound
Expiring 05/25/12	JPMorgan Chase Securities	GBP	34,944	55,275	56,701	1,426
Expiring 05/25/12	JPMorgan Chase Securities	GBP	23,205	37,700	37,653	(47)
Expiring 05/25/12	Morgan Stanley	GBP	45,973	73,300	74,597	1,297
Expiring 05/25/12	Morgan Stanley	GBP	45,624	72,400	74,030	1,630
Expiring 05/25/12	Morgan Stanley	GBP	34,494	55,400	55,970	570

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2012	Unrealized Appreciation/ (Depreciation)
Canadian Dollar
Expiring 05/22/12	Citibank NA	CAD	206,232	$207,597	$208,668	$1,071
Expiring 05/22/12	Citibank NA	CAD	109,230	110,000	110,520	520
Expiring 05/22/12	JPMorgan Chase Securities	CAD	35,760	36,200	36,182	(18)
Expiring 05/22/12	Morgan Stanley	CAD	72,994	73,300	73,856	556
Expiring 05/22/12	Morgan Stanley	CAD	54,879	55,400	55,527	127
Chilean Peso
Expiring 07/12/12	JPMorgan Chase Securities	CLP	43,783,080	88,576	89,458	882
Chinese Yuan Renminbi
Expiring 08/02/12	Morgan Stanley	CNY	1,112,831	175,900	175,977	77
Expiring 08/02/12	Morgan Stanley	CNY	107,604	16,978	17,016	38
Expiring 08/02/12	UBS AG	CNY	2,291,628	361,000	362,384	1,384
Expiring 08/02/12	UBS AG	CNY	2,194,275	344,200	346,990	2,790
Expiring 08/02/12	UBS AG	CNY	556,345	87,900	87,976	76
Expiring 10/29/12	Morgan Stanley	CNY	330,588	52,300	52,223	(77)
Expiring 03/20/13	UBS AG	CNY	1,161,014	183,400	183,189	(211)
Colombian Peso
Expiring 05/16/12	Citibank NA	COP	131,123,190	73,100	74,228	1,128
Czech Koruna
Expiring 05/24/12	Citibank NA	CZK	1,049,555	56,000	55,691	(309)
Expiring 05/24/12	Citibank NA	CZK	670,035	36,300	35,553	(747)
Expiring 05/24/12	JPMorgan Chase Securities	CZK	2,312,393	125,225	122,700	(2,525)
Expiring 05/24/12	JPMorgan Chase Securities	CZK	1,379,947	73,300	73,222	(78)
Euro
Expiring 05/25/12	Citibank NA	EUR	27,414	36,300	36,292	(8)
Hungarian Forint
Expiring 05/24/12	Citibank NA	HUF	8,313,080	37,200	38,223	1,023
Expiring 05/24/12	Citibank NA	HUF	8,181,812	37,700	37,620	(80)
Expiring 05/24/12	Citibank NA	HUF	4,093,624	18,700	18,822	122
Indian Rupee
Expiring 01/07/13	Citibank NA	INR	2,893,376	54,300	52,451	(1,849)
Expiring 01/07/13	Citibank NA	INR	1,919,181	36,300	34,791	(1,509)
Expiring 01/07/13	UBS AG	INR	4,688,100	90,000	84,986	(5,014)
Expiring 01/07/13	UBS AG	INR	3,885,402	72,300	70,435	(1,865)
Expiring 01/07/13	UBS AG	INR	3,134,016	57,600	56,814	(786)
Japanese Yen
Expiring 05/25/12	Morgan Stanley	JPY	4,452,948	55,000	55,786	786
Expiring 05/25/12	UBS AG	JPY	3,013,327	37,700	37,751	51

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	27

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2012	Unrealized Appreciation/ (Depreciation)
Malaysian Ringgit
Expiring 06/27/12	UBS AG	MYR	229,698	$75,200	$75,587	$387
Expiring 06/27/12	UBS AG	MYR	114,477	37,700	37,671	(29)
Mexican Peso
Expiring 05/22/12	Citibank NA	MXN	965,274	73,300	73,937	637
Expiring 05/22/12	Citibank NA	MXN	726,801	55,400	55,671	271
Expiring 05/22/12	Citibank NA	MXN	693,059	54,400	53,086	(1,314)
Expiring 05/22/12	JPMorgan Chase Securities	MXN	2,268,702	178,137	173,776	(4,361)
Expiring 05/22/12	JPMorgan Chase Securities	MXN	492,603	37,700	37,732	32
New Zealand Dollar
Expiring 05/23/12	Citibank NA	NZD	89,045	72,900	72,692	(208)
Expiring 05/23/12	Citibank NA	NZD	66,849	55,300	54,572	(728)
Expiring 05/23/12	Citibank NA	NZD	54,086	44,597	44,153	(444)
Expiring 05/23/12	Morgan Stanley	NZD	1,723	1,400	1,406	6
Expiring 05/23/12	UBS AG	NZD	88,852	73,300	72,534	(766)
Expiring 05/23/12	UBS AG	NZD	67,278	55,000	54,923	(77)
Norwegian Krone
Expiring 05/24/12	Citibank NA	NOK	416,176	72,900	72,649	(251)
Expiring 05/24/12	Citibank NA	NOK	415,426	72,600	72,518	(82)
Expiring 05/24/12	Citibank NA	NOK	312,318	54,200	54,520	320
Expiring 05/24/12	Citibank NA	NOK	209,364	36,200	36,547	347
Expiring 05/24/12	Morgan Stanley	NOK	469,669	81,452	81,987	535
Peruvian Nuevo Sol
Expiring 06/06/12	Citibank NA	PEN	199,054	75,200	75,369	169
Philippine Peso
Expiring 10/03/12	UBS AG	PHP	2,360,600	55,000	55,282	282
Expiring 10/03/12	UBS AG	PHP	1,600,931	37,700	37,492	(208)
Polish Zloty
Expiring 05/24/12	Citibank NA	PLN	272,115	86,364	86,064	(300)
Expiring 05/24/12	Citibank NA	PLN	176,287	55,400	55,756	356
Expiring 05/24/12	Citibank NA	PLN	174,592	55,000	55,220	220
Expiring 05/24/12	Citibank NA	PLN	169,577	54,300	53,634	(666)
Russian Ruble
Expiring 06/14/12	Citibank NA	RUB	2,145,206	72,200	72,498	298
Expiring 06/14/12	Citibank NA	RUB	2,140,369	72,200	72,335	135
Expiring 06/14/12	Citibank NA	RUB	1,664,082	56,400	56,238	(162)
Expiring 06/14/12	Citibank NA	RUB	1,063,862	36,300	35,954	(346)

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2012	Unrealized Appreciation/ (Depreciation)
Singapore Dollar
Expiring 05/23/12	Citibank NA	SGD	133,338	$106,227	$107,750	$1,523
Expiring 05/23/12	JPMorgan Chase Securities	SGD	113,657	90,600	91,846	1,246
Expiring 05/23/12	JPMorgan Chase Securities	SGD	91,722	73,300	74,120	820
Expiring 05/23/12	JPMorgan Chase Securities	SGD	90,837	72,200	73,405	1,205
Expiring 05/23/12	JPMorgan Chase Securities	SGD	68,157	54,300	55,077	777
Expiring 05/23/12	JPMorgan Chase Securities	SGD	45,922	36,700	37,110	410
South African Rand
Expiring 05/31/12	Citibank NA	ZAR	1,248,688	160,744	159,865	(879)
Expiring 05/31/12	Citibank NA	ZAR	586,353	73,300	75,069	1,769
Expiring 05/31/12	Citibank NA	ZAR	557,487	72,600	71,373	(1,227)
Expiring 05/31/12	JPMorgan Chase Securities	ZAR	582,403	74,700	74,563	(137)
Expiring 05/31/12	JPMorgan Chase Securities	ZAR	580,958	73,800	74,378	578
Swedish Krona
Expiring 05/24/12	Citibank NA	SEK	486,621	72,200	72,326	126
Expiring 05/24/12	Citibank NA	SEK	485,177	72,500	72,111	(389)
Expiring 05/24/12	Citibank NA	SEK	372,735	55,400	55,399	(1)
Expiring 05/24/12	Citibank NA	SEK	244,545	36,200	36,346	146
Expiring 05/24/12	Morgan Stanley	SEK	313,685	46,473	46,622	149
Thai Baht
Expiring 07/18/12	UBS AG	THB	9,017,308	290,319	291,752	1,433
Expiring 07/18/12	UBS AG	THB	1,706,613	55,300	55,217	(83)
Expiring 07/18/12	UBS AG	THB	1,702,855	55,000	55,095	95
Expiring 07/18/12	UBS AG	THB	1,162,668	37,700	37,618	(82)
Turkish Lira
Expiring 05/31/12	Citibank NA	TRY	132,504	72,500	74,895	2,395
Expiring 05/31/12	Citibank NA	TRY	131,735	72,600	74,460	1,860
Expiring 05/31/12	Citibank NA	TRY	100,014	55,300	56,531	1,231
Expiring 05/31/12	JPMorgan Chase Securities	TRY	98,471	54,400	55,659	1,259

				$6,996,467	$7,002,479	$6,012

Sale Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at April 30, 2012	Unrealized Appreciation/ (Depreciation)
Australian Dollar
Expiring 05/23/12	Citibank NA	AUD	53,877	$55,000	$55,987	$(987)
Expiring 05/23/12	Morgan Stanley	AUD	69,624	72,500	72,351	149
Expiring 05/23/12	Morgan Stanley	AUD	68,854	70,700	71,551	(851)

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	29

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Sale Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at April 30, 2012	Unrealized Appreciation/ (Depreciation)
Brazilian Real
Expiring 07/11/12	Citibank NA	BRL	160,060	$83,473	$82,811	$662
British Pound
Expiring 05/25/12	Citibank NA	GBP	35,364	55,986	57,382	(1,396)
Canadian Dollar
Expiring 05/22/12	Citibank NA	CAD	121,364	120,900	122,797	(1,897)
Expiring 05/22/12	Citibank NA	CAD	116,224	116,000	117,597	(1,597)
Chinese Yuan Renminbi
Expiring 08/02/12	Morgan Stanley	CNY	1,502,974	236,950	237,671	(721)
Expiring 08/02/12	Morgan Stanley	CNY	661,652	104,700	104,630	70
Expiring 08/02/12	Morgan Stanley	CNY	457,271	72,600	72,310	290
Expiring 08/02/12	Morgan Stanley	CNY	455,256	72,000	71,991	9
Expiring 08/02/12	Morgan Stanley	CNY	333,779	52,300	52,782	(482)
Expiring 08/02/12	UBS AG	CNY	1,503,211	236,950	237,709	(759)
Expiring 08/02/12	UBS AG	CNY	560,640	87,600	88,656	(1,056)
Expiring 08/02/12	UBS AG	CNY	453,365	72,100	71,692	408
Expiring 08/02/12	UBS AG	CNY	334,537	53,300	52,902	398
Expiring 10/29/12	Morgan Stanley	CNY	330,588	52,115	52,223	(108)
Czech Koruna
Expiring 05/24/12	JPMorgan Chase Securities	CZK	1,253,992	66,000	66,539	(539)
Expiring 05/24/12	UBS AG	CZK	1,704,522	91,200	90,445	755
Expiring 05/24/12	UBS AG	CZK	1,421,010	74,300	75,401	(1,101)
Euro
Expiring 05/25/12	Citibank NA	EUR	623,757	822,994	825,747	(2,753)
Expiring 05/25/12	Citibank NA	EUR	27,493	36,200	36,396	(196)
Expiring 05/25/12	JPMorgan Chase Securities	EUR	76,298	99,785	101,005	(1,220)
Indian Rupee
Expiring 01/07/13	Citibank NA	INR	2,918,100	54,800	52,899	1,901
Expiring 01/07/13	UBS AG	INR	5,279,593	100,900	95,709	5,191
Expiring 01/07/13	UBS AG	INR	4,688,100	88,388	84,986	3,402
Expiring 01/07/13	UBS AG	INR	3,634,282	69,148	65,882	3,266
Japanese Yen
Expiring 05/25/12	JPMorgan Chase Securities	JPY	4,451,155	55,000	55,764	(764)
Mexican Peso
Expiring 05/22/12	Citibank NA	MXN	1,197,790	91,700	91,747	(47)
Expiring 05/22/12	Citibank NA	MXN	980,076	73,800	75,071	(1,271)
Expiring 05/22/12	JPMorgan Chase Securities	MXN	1,888,071	142,900	144,621	(1,721)
Expiring 05/22/12	JPMorgan Chase Securities	MXN	1,315,551	99,690	100,768	(1,078)

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Sale Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at April 30, 2012	Unrealized Appreciation/ (Depreciation)
New Zealand Dollar
Expiring 05/23/12	Citibank NA	NZD	53,465	$43,500	$43,646	$(146)
Expiring 05/23/12	UBS AG	NZD	64,344	52,100	52,527	(427)
Norwegian Krone
Expiring 05/24/12	Citibank NA	NOK	418,010	72,500	72,969	(469)
Expiring 05/24/12	Citibank NA	NOK	319,137	55,000	55,710	(710)
Polish Zloty
Expiring 05/24/12	Citibank NA	PLN	172,150	54,300	54,447	(147)
Russian Ruble
Expiring 06/14/12	Citibank NA	RUB	5,349,438	178,404	180,786	(2,382)
South African Rand
Expiring 05/31/12	Citibank NA	ZAR	1,421,712	175,900	182,017	(6,117)
Expiring 05/31/12	Citibank NA	ZAR	422,188	54,400	54,051	349
Swedish Krona
Expiring 05/24/12	Citibank NA	SEK	372,051	55,000	55,297	(297)
Expiring 05/24/12	UBS AG	SEK	509,425	75,500	75,715	(215)
Thai Baht
Expiring 05/31/12	UBS AG	THB	4,101,316	133,400	133,081	319
Expiring 05/31/12	UBS AG	THB	2,780,054	90,200	90,208	(8)
Expiring 05/31/12	UBS AG	THB	2,124,542	68,600	68,938	(338)
Expiring 07/18/12	UBS AG	THB	1,622,452	52,000	52,494	(494)
Turkish Lira
Expiring 05/31/12	UBS AG	TRY	98,834	54,700	55,864	(1,164)

				$4,797,483	$4,813,772	$(16,289)

						$(10,277)

Inflation swap agreement outstanding at April 30, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Description	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter swap agreement:
$90	02/22/22	2.655%	U.S. CPI Urban Consumers NSA(1)	$576	$—	$576	Barclays Bank PLC

(1)	Fund pays the floating rate and receives the fixed rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	31

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Interest rate swap agreements outstanding at April 30, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter swap agreements:
$10,000	07/22/13	0.647%	3 month LIBOR(1)	$(34,729)	$—	$(34,729)	Morgan Stanley Capital Services
4,000	07/28/13	0.625%	3 month LIBOR(2)	12,781	—	12,781	Citibank NA
3,950	09/06/13	0.518%	3 month LIBOR(2)	271	—	271	Barclays Bank PLC
2,450	09/21/13	0.493%	3 month LIBOR(1)	1,113	—	1,113	Barclays Bank PLC
1,400	09/26/13	0.524%	3 month LIBOR(1)	(167)	—	(167)	Barclays Bank PLC
1,750	10/04/13	0.559%	3 month LIBOR(2)	1,018	—	1,018	Barclays Bank PLC
1,000	05/10/14	1.288%	3 month LIBOR(1)	(20,056)	—	(20,056)	Citibank NA
1,000	05/13/14	1.258%	3 month LIBOR(1)	(19,248)	—	(19,248)	Citibank NA
600	07/01/14	1.095%	3 month LIBOR(1)	(8,805)	—	(8,805)	Barclays Bank PLC
900	08/05/14	0.821%	3 month LIBOR(1)	(5,865)	—	(5,865)	Barclays Bank PLC
2,000	09/26/14	0.640%	3 month LIBOR(1)	(2,966)	—	(2,966)	Barclays Bank PLC
1,050	11/09/14	0.710%	3 month LIBOR(1)	(5,404)	—	(5,404)	Citibank NA
1,300	12/31/15	1.705%	3 month LIBOR(2)	49,613	—	49,613	Barclays Bank PLC
2,000	04/08/16	2.520%	3 month LIBOR(1)	(131,380)	—	(131,380)	Citibank NA
2,000	04/27/16	2.313%	3 month LIBOR(1)	(114,225)	—	(114,225)	Citibank NA
1,000	05/18/16	2.040%	3 month LIBOR(1)	(54,516)	—	(54,516)	Citibank NA
2,000	06/30/16	1.821%	3 month LIBOR(1)	(86,165)	—	(86,165)	Citibank NA
2,350	08/15/16	1.220%	3 month LIBOR(2)	31,796	—	31,796	Barclays Bank PLC
2,055	08/31/16	0.977%	3 month LIBOR(1)	(907)	—	(907)	Citibank NA
2,015	08/31/16	0.975%	3 month LIBOR(1)	(789)	—	(789)	Barclays Bank PLC
1,030	08/31/16	0.973%	3 month LIBOR(1)	(298)	—	(298)	Citibank NA
1,030	08/31/16	0.977%	3 month LIBOR(1)	(482)	—	(482)	Citibank NA
645	08/31/16	0.975%	3 month LIBOR(1)	(236)	—	(236)	JPMorgan Chase Bank
645	08/31/16	0.978%	3 month LIBOR(1)	(328)	—	(328)	JPMorgan Chase Bank
3,200	09/06/16	1.165%	3 month LIBOR(1)	(32,571)	—	(32,571)	Barclays Bank PLC
500	09/16/16	1.205%	3 month LIBOR(1)	(5,779)	—	(5,779)	Barclays Bank PLC
1,000	09/19/16	1.245%	3 month LIBOR(1)	(13,207)	—	(13,207)	Barclays Bank PLC
3,000	09/26/16	1.113%	3 month LIBOR(2)	21,129	—	21,129	Barclays Bank PLC
1,400	09/27/16	1.115%	3 month LIBOR(2)	10,589	—	10,589	Barclays Bank PLC
470	12/22/16	1.265%	3 month LIBOR(1)	(7,125)	—	(7,125)	Citibank NA
470	01/09/17	1.255%	3 month LIBOR(2)	5,910	—	5,910	Citibank NA
350	01/17/17	1.128%	3 month LIBOR(1)	(2,610)	—	(2,610)	Citibank NA
350	01/17/17	1.151%	3 month LIBOR(1)	(3,017)	—	(3,017)	Citibank NA
570	01/30/17	1.065%	3 month LIBOR(1)	(2,248)	—	(2,248)	Citibank NA
300	02/07/17	0.968%	3 month LIBOR(1)	771	—	771	Citibank NA
2,000	08/30/18	1.867%	3 month LIBOR(2)	60,889	—	60,889	Barclays Bank PLC

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
$300	09/21/18	1.670%	3 month LIBOR(1)	$(4,939)	$—	$(4,939)	Goldman Sachs International
1,400	09/26/18	1.555%	3 month LIBOR(1)	(12,587)	—	(12,587)	Barclays Bank PLC
750	09/27/18	1.538%	3 month LIBOR(1)	(5,892)	—	(5,892)	Barclays Bank PLC
300	11/04/18	1.766%	3 month LIBOR(1)	(8,237)	—	(8,237)	Barclays Bank PLC
400	11/09/18	1.720%	3 month LIBOR(2)	9,614	—	9,614	Citibank NA
1,000	04/19/21	3.514%	3 month LIBOR(1)	(138,108)	—	(138,108)	Citibank NA
600	05/24/21	3.247%	3 month LIBOR(1)	(76,656)	—	(76,656)	Citibank NA
1,000	06/30/21	3.078%	3 month LIBOR(1)	(109,724)	—	(109,724)	Citibank NA
400	08/10/21	2.568%	3 month LIBOR(1)	(23,933)	—	(23,933)	Barclays Bank PLC
700	09/08/21	2.150%	3 month LIBOR(2)	14,341	—	14,341	Citibank NA
500	09/21/21	2.160%	3 month LIBOR(2)	10,154	—	10,154	Barclays Bank PLC
200	09/22/21	2.180%	3 month LIBOR(2)	4,402	—	4,402	Citibank NA
300	10/06/21	2.049%	3 month LIBOR(1)	(2,832)	—	(2,832)	Citibank NA
140	10/06/21	2.033%	3 month LIBOR(2)	1,120	—	1,120	Citibank NA
250	10/07/21	2.108%	3 month LIBOR(1)	(3,657)	—	(3,657)	Citibank NA
200	10/07/21	2.083%	3 month LIBOR(1)	(2,482)	—	(2,482)	Citibank NA
200	10/20/21	2.308%	3 month LIBOR(2)	6,287	—	6,287	Citibank NA
100	11/10/21	2.180%	3 month LIBOR(2)	2,822	—	2,822	Citibank NA
230	11/23/21	2.148%	3 month LIBOR(1)	(5,561)	—	(5,561)	Citibank NA
250	01/06/22	2.086%	3 month LIBOR(2)	3,780	—	3,780	Citibank NA
350	01/11/22	2.113%	3 month LIBOR(2)	6,009	—	6,009	Citibank NA
150	01/11/22	2.070%	3 month LIBOR(2)	1,981	—	1,981	Citibank NA
150	01/17/22	2.010%	3 month LIBOR(1)	(1,085)	—	(1,085)	Citibank NA
300	01/30/22	2.060%	3 month LIBOR(2)	3,295	—	3,295	Citibank NA
120	01/30/22	2.082%	3 month LIBOR(1)	(1,561)	—	(1,561)	Citibank NA
300	02/03/22	1.946%	3 month LIBOR(1)	383	—	383	Citibank NA
200	02/06/22	1.916%	3 month LIBOR(2)	(867)	—	(867)	Citibank NA
255	02/07/22	2.056%	3 month LIBOR(1)	(2,220)	—	(2,220)	Citibank NA
225	02/07/22	2.049%	3 month LIBOR(1)	(1,803)	—	(1,803)	Citibank NA
240	02/10/22	2.097%	3 month LIBOR(1)	(2,952)	—	(2,952)	Morgan Stanley Capital Services
255	02/14/22	2.063%	3 month LIBOR(2)	2,235	—	2,235	Citibank NA
375	04/12/22	2.111%	3 month LIBOR(2)	3,395	—	3,395	Citibank NA
240	04/12/22	2.111%	3 month LIBOR(2)	2,172	—	2,172	Morgan Stanley Capital Services
150	12/16/41	2.672%	3 month LIBOR(2)	(2,672)	—	(2,672)	Citibank NA
100	12/22/41	2.570%	3 month LIBOR(2)	(3,976)	—	(3,976)	Citibank NA
150	01/11/42	2.739%	3 month LIBOR(1)	800	—	800	Citibank NA
150	01/17/42	2.674%	3 month LIBOR(2)	(2,901)	—	(2,901)	Citibank NA

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	33

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
	$100	01/20/42	2.678%	3 month LIBOR(1)	$1,870	$—	$1,870	Citibank NA
	100	01/26/42	2.843%	3 month LIBOR(1)	(1,570)	—	(1,570)	Citibank NA
	150	01/30/42	2.815%	3 month LIBOR(2)	1,451	—	1,451	Citibank NA
	120	02/02/42	2.696%	3 month LIBOR(2)	(2,034)	—	(2,034)	Citibank NA
	100	02/03/42	2.678%	3 month LIBOR(1)	2,084	—	2,084	Citibank NA
	100	02/06/42	2.730%	3 month LIBOR(1)	1,011	—	1,011	Citibank NA
	120	02/09/42	2.815%	3 month LIBOR(2)	909	—	909	Citibank NA
	130	02/16/42	2.766%	3 month LIBOR(2)	(405)	—	(405)	Citibank NA
	170	02/21/42	2.800%	3 month LIBOR(2)	616	—	616	Citibank NA
CAD	400	02/22/17	1.708%	3 month Canadian Banker’s Acceptance(2)	(3,966)	—	(3,966)	Citibank NA
MXN	4,200	07/05/13	5.480%	28 day Mexican Interbank Rate(2)	2,857	—	2,857	Barclays Bank PLC
MXN	2,900	12/15/16	5.750%	28 day Mexican Interbank Rate(2)	3,166	—	3,166	Barclays Bank PLC
MXN	1,500	02/18/22	6.600%	28 day Mexican Interbank Rate(2)	1,875	—	1,875	Barclays Bank PLC
MXN	1,600	04/15/22	6.380%	28 day Mexican Interbank Rate(2)	(376)	—	(376)	JPMorgan Chase Bank
NZD	130	03/26/17	3.810%	3 month BBR(2)	2,148	—	2,148	HSBC Bank USA NA
ZAR	1,800	04/11/17	6.890%	3 month JIBAR(2)	1,242	—	1,242	Citibank NA

					$(688,220)	$—	$(688,220)

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Credit default swap agreements outstanding at April 30, 2012:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(2)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(1):
CDX.NA.HY.17.V4	12/20/16	5.000%	$970	$(15,411)	$(22,364)	$6,953	Citibank NA

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2012(4)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on sovereign issues—Sell Protection(1):
French Republic	03/20/13	0.250%	$200	0.922%	$(1,138)	$(2,137)	$ 999	Morgan Stanley Capital Services
Kingdom of Netherlands	03/20/13	0.250	200	0.561	(497)	(840)	343	Morgan Stanley Capital Services
Republic of Austria	03/20/13	1.000	200	0.732	711	(902)	1,613	Morgan Stanley Capital Services

					$(924)	$(3,879)	$2,955

The Fund entered into credit default swaps as the protection seller on credit indices and sovereign issues to take an active short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	35

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
CLO’s, CDO’s and Other Asset-Backed Securities	$—	$5,662,663	$—
Residential Mortgage-Backed Securities	—	3,263,518	—
Bank Loans	—	2,188,330	198,245
Commercial Mortgage-Backed Securities	—	7,772,225	—
Corporate Bonds	—	13,566,329	—
Municipal Bond	—	127,108	—
Non-Corporate Foreign Agencies	—	1,228,375	—
Sovereigns	—	968,094	—

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

	Level 1	Level 2	Level 3
U.S. Treasury Obligations	$—	$2,535,916	$—
Affiliated Money Market Mutual Fund	1,098,976	—	—
Options Purchased	1,094	—	—
Other Financial Instruments*
Futures Contracts	(1,052)	—	—
Forward Foreign Currency Contracts	—	(10,277)	—
Inflation Swap Agreement	—	576	—
Interest Rate Swap Agreements	—	(688,220)	—
Credit Default Swap Agreements	—	9,908	—

Total	$1,099,018	$36,624,545	$198,245

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	CLO’s, CDO’s and Other Asset-Backed Securities	Bank Loans
Balance as of 10/31/11	$544,648	$362,075
Realized gain (loss)	—	1,119
Change in unrealized appreciation (depreciation)**	—	2,059
Purchases	—	—
Sales	—	(76,750)
Accrued discount/premium	—	—
Transfers into Level 3	—	99,249
Transfers out of Level 3	(544,648)	(189,507)

Balance as of 04/30/12	$—	$198,245

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Of which, $2,247 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, 1 CDO, 1 CLO and 2 Bank Loans transferred out of Level 3 as a result of being valued by an independent pricing source and 1 bank loan transferred into Level 3 as of a result of using single broker quote.

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	37

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2012 were as follows:

Commercial Mortgage-Backed Securities	20.5%
Collateralized Loan Obligations, CDO’s and Other Asset-Backed Securities	15.0
Residential Mortgage-Backed Securities	8.6
U.S. Treasury Obligations	6.7
Banking	6.6
Metals	3.5
Non-Corporate Foreign Agencies	3.3
Affiliated Money Market Mutual Fund	2.9
Cable	2.9
Sovereigns	2.6
Technology	2.6
Healthcare & Pharmaceutical	2.5
Insurance	2.3
Telecommunications	2.2
Energy—Other	2.1
Gaming	2.1
Foods	2.0
Capital Goods	1.8
Non-Captive Finance	1.5
Media & Entertainment	1.3%
Electric	1.2
Paper	1.0
Real Estate Investment Trusts	1.0
Chemicals	0.9
Automotive	0.8
Aerospace & Defense	0.7
Airlines	0.7
Lodging	0.7
Tobacco	0.7
Consumer	0.6
Retailers	0.4
Municipal Bond	0.3
Pipelines & Other	0.1

102.1
Liabilities in excess of other assets	(2.1)

100.0%

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk, and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on swap agreements	$9,908		—	$—
Credit contracts	Premiums paid for swap agreements	—		Premiums received for swap agreements	26,243
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	54,598		Unrealized depreciation on forward foreign currency contracts	64,875
Interest rate contracts	Due to broker—variation margin	5,475	*	Due to broker—variation margin	6,527	*
Interest rate contracts	Unaffiliated investments	1,094		—	—
Interest rate contracts	Unrealized appreciation on swap agreements	288,475		Unrealized depreciation on swap agreements	976,119

Total		$359,550			$1,073,764

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	39

Portfolio of Investments

as of April 30, 2012 (Unaudited) continued

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Futures	Forward Currency Contracts	Swaps	Total
Credit contracts	$—	$—	$—	$40,285	$40,285
Foreign exchange contracts	1,664	—	(142,565)	—	(140,901)
Interest rate contracts	62,340	(63,649)	—	(40,723)	(42,032)

	$64,004	$(63,649)	$(142,565)	$(438)	$(142,648)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Futures	Forward Currency Contracts	Swaps	Total
Credit contracts	$—	$—	$—	$9,908	$9,908
Foreign exchange contracts	—	—	(44,942)	—	(44,942)
Interest rate contracts	(1,437)	(1,052)	—	(133,379)	(135,868)

	$(1,437)	$(1,052)	$(44,942)	$(123,471)	$(170,902)

As of April 30, 2012, the Fund’s volume of derivatives activities is as follows:

Options Purchased (Cost)	Futures Long Positions (Value at Trade Date)	Futures Short Positions (Value at Trade Date)	Forward Currency Contracts— Purchased (Value at Settlement Date Payable)	Forward Currency Contracts— Sold (Value at Settlement Date Receivable)	Inflation Swap (Notional Amount in USD (000))	Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps (Notional Amount in USD (000))
$963	$3,313,409	$575,116	$8,321,471	$5,167,215	$30	$86,343	$968

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

APRIL 30, 2012	SEMIANNUAL REPORT

Prudential Absolute Return Bond Fund

Statement of Assets and Liabilities

as of April 30, 2012 (Unaudited)

Assets
Investments at value:
Unaffiliated Investments (cost $37,258,676)	$37,511,897
Affiliated Investments (cost $1,098,976)	1,098,976
Cash	501,002
Foreign currency, at value (cost $5,357)	5,387
Receivable for investments sold	693,207
Dividends and interest receivable	298,674
Unrealized appreciation on swap agreements	298,383
Receivable for Fund shares sold	63,282
Unrealized appreciation on forward foreign currency contracts	54,598
Due from advisor	2,986
Prepaid expenses	221

Total assets	40,528,613

Liabilities
Payable for investments purchased	1,485,151
Unrealized depreciation on swap agreements	976,119
Accrued expenses	114,462
Unrealized depreciation on forward foreign currency contracts	64,875
Premiums received for swap agreements	26,243
Payable for Fund shares reacquired	22,405
Distribution fee payable	4,438
Dividends payable	4,223
Affiliated transfer agent fee payable	448
Due to broker—variation margin	252

Total liabilities	2,698,616

Net Assets	$37,829,997

Net assets were comprised of:
Shares of beneficial interest, at par	$3,862
Paid-in capital in excess of par	38,476,200

38,480,062
Distributions in excess of net investment income	(96,928)
Accumulated net realized loss on investment and foreign currency transactions	(117,352)
Net unrealized depreciation on investments and foreign currencies	(435,785)

Net assets, April 30, 2012	$37,829,997

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($4,768,449 ÷ 488,245 shares of beneficial interest issued and outstanding)	$9.77
Maximum sales charge (4.50% of offering price)	0.46

Maximum offering price to public	$10.23

Class C
Net asset value, offering price and redemption price per share
($4,484,737 ÷ 458,038 shares of beneficial interest issued and outstanding)	$9.79

Class Q
Net asset value, offering price and redemption price per share
($1,015 ÷ 103.7 shares of beneficial interest issued and outstanding)	$9.79

Class Z
Net asset value, offering price and redemption price per share
($28,575,796 ÷ 2,915,424 shares of beneficial interest issued and outstanding)	$9.80

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	43

Statement of Operations

Six Months Ended April 30, 2012 (Unaudited)

Net Investment Income
Income
Unaffiliated interest income (net of foreign withholding taxes of $689)	$752,522
Affiliated dividend income	1,900

Total income	754,422

Expenses
Management fee	143,222
Distribution fee—Class A	4,265
Distribution fee—Class C	20,881
Custodian’s fees and expenses	69,000
Registration fees	35,000
Audit fee	29,000
Reports to shareholders	13,000
Legal fees and expenses	9,000
Trustees’ fees	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200) (Note 3)	2,000
Miscellaneous	8,032

Total expenses	338,400
Expense reimbursement (Note 2)	(144,412)

Net expenses	193,988

Net investment income	560,434

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	72,667
Foreign currency transactions	(125,830)
Financial futures transactions	(63,649)
Swap agreement transactions	(438)

(117,250)

Net change in unrealized appreciation (depreciation) on:
Investments	643,023
Foreign currencies	(44,599)
Financial futures contracts	(1,052)
Swap agreements	(123,471)

473,901

Net gain on investment and foreign currency transactions	356,651

Net Increase In Net Assets Resulting From Operations	$917,085

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2012	March 30, 2011* through October 31, 2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$560,434	$498,892
Net realized loss on investment and foreign currency transactions	(117,250)	(26,575)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	473,901	(909,686)

Net increase (decrease) in net assets resulting from operations	917,085	(437,369)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(54,280)	(36,420)
Class C	(49,674)	(26,946)
Class Q	(18)	(16)
Class Z	(475,310)	(407,867)

	(579,282)	(471,249)

Distributions from net realized gains
Class A	(7,914)	—
Class C	(10,670)	—
Class Q	(2)	—
Class Z	(73,142)	—

	(91,728)	—

Fund share transactions (Note 6)
Net proceeds from shares sold	5,168,331	39,453,377
Net asset value of shares issued in reinvestment of dividends and distributions	645,058	457,824
Cost of shares reacquired	(3,160,826)	(4,071,224)

Net increase in net assets from Fund share transactions	2,652,563	35,839,977

Total increase	2,898,638	34,931,359

Net Assets:
Beginning of period	34,931,359	—

End of period	$37,829,997	$34,931,359

*	Commencement of investment operations.

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	45

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 9 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of three funds: Prudential Large-Cap Core Equity Fund, Prudential International Real Estate Fund and Prudential Absolute Return Bond Fund (the “Fund”). These financial statements relate to Prudential Absolute Return Bond Fund, a diversified fund. The financial statements of the Prudential Large-Cap Core Equity Fund and Prudential International Real Estate Fund are not presented herein. The Trust was organized as a business trust in Delaware on September 18, 1998. The Fund commenced investment operations on March 30, 2011.

The Fund’s investment objective is to seek positive returns over the long term, regardless of market conditions.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or

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securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at fair value.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long term securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net

Prudential Absolute Return Bond Fund	47

Notes to Financial Statements

(Unaudited) continued

realized gains or losses on investment transactions. Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement date on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures transactions. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any

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unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. Such credit risk may be mitigated by entering into a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there are no assurances that such mitigating factors are easily enforceable.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all

Prudential Absolute Return Bond Fund	49

Notes to Financial Statements

(Unaudited) continued

exchange traded futures and options and guarantees the futures and options contracts against default.

Swap Agreements: The Fund entered into credit default, inflation and interest rate swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund purchased credit default swaps to provide a measure of protection against defaults of the issuers. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. Such credit risk may be mitigated by entering into a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there are no assurances that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively

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increase investment risk to its portfolio because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credits spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation Swaps: The Fund entered into inflation swap agreements to provide a measure of protection against the effect of inflation on yield. Inflation swap agreements involve two parties exchanging cash flows at a later date at rates related to inflation indices.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the

Prudential Absolute Return Bond Fund	51

Notes to Financial Statements

(Unaudited) continued

contract’s remaining life. Such credit risk may be mitigated by entering into a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there are no assurances that such mitigating factors are easily enforceable.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2012, the Fund has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, financial futures contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Concentration of Risk: The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

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Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. Net investment income or loss (other than distribution fees which are charged to the respective class), and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares dividends of net investment income daily and payment is made monthly. Distributions of net realized capital and currency gains, if any, are made annually. Dividends and distributions are recorded on the ex-dividend date. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Permanent book/tax differences relating to income and gains are reclassified amongst distribution in excess of net investment income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s

Prudential Absolute Return Bond Fund	53

Notes to Financial Statements

(Unaudited) continued

performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .80% of the average daily net assets.

Effective January 26, 2012 PI has contractually agreed to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses such as taxes, interest and brokerage commissions) of each class of shares to .85% of the Fund’s average daily net assets until February 28, 2013. Prior to this agreement, PI contractually agreed to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses such as taxes, interest and brokerage commissions) of each class of shares to 1.05% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) who acts as the distributor of the Class A, Class C, Class Q and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Class A and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Class A and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed to limit such expenses to .25% of the average daily net assets of the Class A shares through February 28, 2013.

PIMS has advised the Fund that it received $19,596 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2012. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs. PIMS has

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advised the Fund that for the six months ended April 30, 2012, it has received $923, in contingent deferred sales charges imposed upon certain redemptions by Class C shareholders, respectively.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a series of the Prudential Investment Portfolios 2 registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. government securities, for the six months ended April 30, 2012, were $18,638,419 and $18,336,647, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$38,529,976	$397,825	$(316,928)	$80,897

The difference between book basis and tax basis is primarily attributable to the difference in the treatment of amortization of premiums.

Management has analyzed the Fund’s tax positions and has concluded no provision for income tax is required in the Fund’s financial statements for the current reporting period.

Prudential Absolute Return Bond Fund	55

Notes to Financial Statements

(Unaudited) continued

Note 6. Capital

The Fund offers Class A, Class C, Class Q and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class C shares are sold with a contingent deferred sales charge of 1% on shares redeemed during the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q and Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain limited circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund.

At April 30, 2012, Prudential Financial, Inc. through its affiliates owned 103 Class A shares, 102 Class C shares, 103.7 Class Q shares and 2,586,960 Class Z shares of the Fund.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2012:
Shares sold	257,277	$2,497,288
Shares issued in reinvestment of dividends and distributions	5,597	54,224
Shares reacquired	(53,372)	(516,710)

Net increase (decrease) in shares outstanding	209,502	$2,034,802

Period ended October 31, 2011*:
Shares sold	512,866	$5,075,110
Shares issued in reinvestment of dividends	3,438	33,502
Shares reacquired	(237,561)	(2,329,557)

Net increase (decrease) in shares outstanding	278,743	$2,779,055

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Class C	Shares	Amount
Six months ended April 30, 2012:
Shares sold	107,327	$1,043,792
Shares issued in reinvestment of dividends and distributions	5,521	53,501
Shares reacquired	(68,943)	(671,720)

Net increase (decrease) in shares outstanding	43,905	$425,573

Period ended October 31, 2011*:
Shares sold	427,911	$4,243,233
Shares issued in reinvestment of dividends	2,487	24,212
Shares reacquired	(16,265)	(158,670)

Net increase (decrease) in shares outstanding	414,133	$4,108,775

Class Q
Six months ended April 30, 2012:
Shares issued in reinvestment of dividends	2.1	$20

Net increase (decrease) in shares outstanding and distributions	2.1	$20

Period ended October 31, 2011*:
Shares sold	100.0	$1,000
Shares issued in reinvestment of dividends	1.6	16

Net increase (decrease) in shares outstanding	101.6	$1,016

Class Z
Six months ended April 30, 2012:
Shares sold	167,576	$1,627,251
Shares issued in reinvestment of dividends and distributions	55,350	537,313
Shares reacquired	(202,125)	(1,972,396)

Net increase (decrease) in shares outstanding	20,801	$192,168

Period ended October 31, 2011*:
Shares sold	3,017,842	$30,134,034
Shares issued in reinvestment of dividends	40,769	400,094
Shares reacquired	(163,988)	(1,582,997)

Net increase (decrease) in shares outstanding	2,894,623	$28,951,131

*	Commenced operations on March 30, 2011.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to

Prudential Absolute Return Bond Fund	57

Notes to Financial Statements

(Unaudited) continued

December 16, 2011, the Funds had another Syndicated Credit Agreement of a $750 million commitment with an annualized commitment fee of 0.10% of the unused portion. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended April 30, 2012.

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements.” The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

58	Visit our website at www.prudentialfunds.com

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30, 2012(h)		March 30, 2011(a) through October 31, 2011(h)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.72		$10.00
Income (loss) from investment operations:
Net investment income	.14		.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.09		(.31)
Total from investment operations	.23		(.13)
Less Dividends and Distributions:
Dividends from net investment income	(.15)		(.15)
Distributions from net realized gains	(.03)		-
Total dividends and distributions	(.18)		(.15)
Net asset value, end of period	$9.77		$9.72
Total Return(b):	2.38%		(1.27)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,768		$2,709
Average net assets (000)	$3,426		$2,240
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.19%	(e)(f)	1.30%	(e)(f)
Expenses, excluding distribution and service (12b-1) fees	.94%	(e)(f)	1.05%	(e)(f)
Net investment income	3.03%	(e)(f)	2.90%	(e)(f)
Portfolio turnover rate	53%	(g)	112%	(g)

(a) Commencement of operations.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for period less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(e) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including and excluding distribution and services (12b-1) fees and net investment income ratios would be 2.00%, 1.75% and 2.22%, respectively, for the six months ended April 30, 2012, and 2.65%, 2.40% and 1.55%, respectively, for the period ended October 31, 2011.

(f) Annualized.

(g) Not annualized.

(h) Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	59

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended April 30, 2012(g)		March 30, 2011(a) through October 31, 2011(g)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.73		$10.00
Income (loss) from investment operations:
Net investment income	.11		.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.09		(.30)
Total from investment operations	.20		(.17)
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.10)
Distributions from net realized gains	(.03)		-
Total dividends and distributions	(.14)		(.10)
Net asset value, end of period	$9.79		$9.73
Total Return(b):	2.07%		(1.74)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,485		$4,030
Average net assets (000)	$4,199		$2,254
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.94%	(d)(e)	2.05%	(d)(e)
Expenses, excluding distribution and service (12b-1) fees	.94%	(d)(e)	1.05%	(d)(e)
Net investment income	2.27%	(d)(e)	2.17%	(d)(e)
Portfolio turnover rate	53%	(f)	112%	(f)

(a) Commencement of operations.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for period less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including and excluding distribution and services (12b-1) fees and net investment income ratios would be 2.75%, 1.75% and 1.46%, respectively, for the six months ended April 30, 2012, and 3.39%, 2.39% and .83%, respectively, for the period ended October 31, 2011.

(e) Annualized.

(f) Not annualized.

(g) Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

60	Visit our website at www.prudentialfunds.com

Class Q Shares
	Six Months Ended April 30, 2012(g)		March 30, 2011(a) through October 31, 2011(g)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.73		$10.00
Income (loss) from investment operations:
Net investment income	.17		.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.09		(.27)
Total from investment operations	.26		(.11)
Less Dividends and Distributions:
Dividends from net investment income	(.17)		(.16)
Distributions from net realized gains	(.03)		-
Total dividends and distributions	(.20)		(.16)
Net asset value, end of period	$9.79		$9.73
Total Return(b):	2.69%		(1.09)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1		$1
Average net assets (000)	$1		$1
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.93%	(d)(e)	1.05%	(d)(e)
Expenses, excluding distribution and service (12b-1) fees	.93%	(d)(e)	1.05%	(d)(e)
Net investment income	3.44%	(d)(e)	2.74%	(d)(e)
Portfolio turnover rate	53%	(f)	112%	(f)

(a) Commencement of operations.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including and excluding distribution and services (12b-1) fees and net investment income ratios would be 1.74%, 1.74% and 2.63%, respectively, for the six months ended April 30, 2012, and 2.45%, 2.45% and 1.34%, respectively, for the period ended October 31, 2011.

(e) Annualized.

(f) Not annualized.

(g) Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	61

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended April 30, 2012(g)		March 30, 2011(a) through October 31, 2011(g)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.74		$10.00
Income (loss) from investment operations:
Net investment income	.16		.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.09		(.27)
Total from investment operations	.25		(.11)
Less Dividends and Distributions:
Dividends from net investment income	(.16)		(.15)
Distributions from net realized gains	(.03)		-
Total dividends and distributions	(.19)		(.15)
Net asset value, end of period	$9.80		$9.74
Total Return(b):	2.57%		(1.14)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$28,576		$28,192
Average net assets (000)	$28,372		$27,018
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.94%	(d)(e)	1.05%	(d)(e)
Expenses, excluding distribution and service (12b-1) fees	.94%	(d)(e)	1.05%	(d)(e)
Net investment income	3.27%	(d)(e)	2.70%	(d)(e)
Portfolio turnover rate	53%	(f)	112%	(f)

(a) Commencement of operations.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for period less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including and excluding distribution and services (12b-1) fees and net investment income ratios would be 1.75%, 1.75% and 2.46%, respectively, for the six months ended April 30, 2012, and 2.48%, 2.48% and 1.26%, respectively, for the period ended October 30, 2011.

(e) Annualized.

(f) Not annualized.

(g) Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

62	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Absolute Return Bond Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL ABSOLUTE RETURN BOND FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	PADAX	PADCX	PADQX	PADZX
CUSIP	74441J852	74441J845	74441J837	74441J829

MF213E2    0226466-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)    (1)    Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 9

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 21, 2012

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	June 21, 2012